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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.7%
		Basic Materials: 2.0%
2,587,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	$2,629,318	0.1
4,000,000		ArcelorMittal, 6.000%, 03/01/21	4,285,000	0.1
300,000		Ashland, Inc., 4.750%, 08/15/22	295,875	0.0
2,240,000	L	Barrick Gold Corp., 2.500%, 05/01/18	2,234,008	0.0
5,151,000		Barrick Gold Corp., 4.100%, 05/01/23	4,896,190	0.1
6,000,000		BHP Billiton Finance USA Ltd, 3.850%, 09/30/23	6,159,762	0.1
2,279,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	2,421,114	0.0
4,881,000		CF Industries, Inc., 5.375%, 03/15/44	5,108,059	0.1
4,000,000	#	Eagle Spinco, Inc., 4.625%, 02/15/21	3,970,000	0.1
4,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	4,325,000	0.1
8,892,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	8,876,973	0.2
5,492,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	5,464,666	0.1
6,000,000	#	Glencore Funding LLC, 4.125%, 05/30/23	5,742,054	0.1
5,715,000		Goldcorp, Inc., 3.700%, 03/15/23	5,398,229	0.1
4,000,000		Huntsman International LLC, 4.875%, 11/15/20	4,045,000	0.1
4,000,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	4,095,000	0.1
8,253,000	#	Kinross Gold Corp., 5.950%, 03/15/24	8,284,584	0.2
7,902,000		LYB International Finance BV, 4.000%, 07/15/23	8,075,504	0.2
4,425,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	4,430,837	0.1
1,860,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	1,876,275	0.0
3,517,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,436,063	0.1
1,733,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,794,314	0.0
			97,843,825	2.0

		Communications: 4.0%
7,200,000		AT&T, Inc., 3.900%, 03/11/24	7,195,385	0.1
2,390,000		AT&T, Inc., 4.300%, 12/15/42	2,125,998	0.0
3,000,000		AT&T, Inc., 4.350%, 06/15/45	2,658,375	0.1
2,392,000		AT&T, Inc., 5.350%, 09/01/40	2,453,163	0.1
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	2,796,500	0.1
4,000,000	#	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	4,110,000	0.1
2,415,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	2,417,727	0.1
4,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	3,965,000	0.1
4,000,000		CenturyLink, Inc., 5.625%, 04/01/20	4,225,000	0.1
4,000,000	#	Cogeco Cable, Inc., 4.875%, 05/01/20	3,995,000	0.1
5,019,000		Comcast Corp., 4.750%, 03/01/44	5,114,878	0.1
4,804,000	#	COX Communications, Inc., 4.500%, 06/30/43	4,202,712	0.1
3,818,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	3,784,951	0.1
5,914,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	5,611,150	0.1
3,000,000		Discovery Communications LLC, 4.875%, 04/01/43	2,933,448	0.1
1,215,000		DISH DBS Corp., 4.250%, 04/01/18	1,271,194	0.0
4,000,000		DISH DBS Corp., 5.125%, 05/01/20	4,180,000	0.1
7,004,000		eBay, Inc., 4.000%, 07/15/42	6,219,706	0.1
3,343,000	#	Gannett Co., Inc., 5.125%, 10/15/19	3,505,971	0.1
3,275,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	3,586,125	0.1
1,652,000		Motorola Solutions, Inc., 3.500%, 03/01/23	1,582,457	0.0
1,541,000		Motorola Solutions, Inc., 3.750%, 05/15/22	1,524,200	0.0
3,535,000		21st Century Fox America, Inc., 3.000%, 09/15/22	3,402,215	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,661,375	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,425,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	$1,462,614	0.0
2,907,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	3,051,248	0.1
2,190,000		Thomson Reuters Corp., 4.300%, 11/23/23	2,247,748	0.0
5,399,000		Thomson Reuters Corp., 5.650%, 11/23/43	5,728,955	0.1
9,487,000		Time Warner Cable, Inc., 5.875%, 11/15/40	10,315,547	0.2
8,828,000	L	Time Warner, Inc., 4.050%, 12/15/23	9,079,289	0.2
7,225,000		Time Warner, Inc., 5.350%, 12/15/43	7,729,168	0.2
1,186,000		Time Warner, Inc., 6.500%, 11/15/36	1,410,643	0.0
4,000,000		T-Mobile USA, Inc., 6.250%, 04/01/21	4,245,000	0.1
1,200,000		Verizon Communications, Inc., 1.984%, 09/14/18	1,261,578	0.0
1,500,000		Verizon Communications, Inc., 2.500%, 09/15/16	1,554,276	0.0
4,100,000		Verizon Communications, Inc., 3.650%, 09/14/18	4,370,256	0.1
6,504,000		Verizon Communications, Inc., 4.150%, 03/15/24	6,622,113	0.1
700,000		Verizon Communications, Inc., 4.500%, 09/15/20	761,581	0.0
5,179,000		Verizon Communications, Inc., 5.050%, 03/15/34	5,329,761	0.1
15,940,000		Verizon Communications, Inc., 5.150%, 09/15/23	17,478,784	0.4
9,257,000		Verizon Communications, Inc., 6.550%, 09/15/43	11,305,907	0.2
6,063,000		Viacom, Inc., 4.250%, 09/01/23	6,249,922	0.1
7,795,000		Viacom, Inc., 4.375%, 03/15/43	6,954,231	0.1
1,347,000		Vodafone Group PLC, 2.950%, 02/19/23	1,265,493	0.0
			193,946,644	4.0

		Consumer, Cyclical: 1.2%
2,105,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	2,257,613	0.0
4,000,000	#	Chrysler Group LLC / CG Co-Issuer, Inc., 8.250%, 06/15/21	4,545,000	0.1
1,380,000		Ford Motor Co., 4.750%, 01/15/43	1,339,636	0.0
2,384,000		Kohl's Corp., 4.750%, 12/15/23	2,478,278	0.1
4,000,000		Lennar Corp., 4.500%, 06/15/19	4,080,000	0.1
4,000,000	#	LKQ Corp., 4.750%, 05/15/23	3,800,000	0.1
5,417,000		MDC Holdings, Inc., 6.000%, 01/15/43	4,794,045	0.1
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,628,840	0.1
10,600,000		Toyota Motor Credit Corp., 0.526%, 05/17/16	10,646,333	0.2
2,105,000	#	TRW Automotive, Inc., 4.450%, 12/01/23	2,120,788	0.0
74,405	±	United Air Lines, Inc., 9.350%, 04/07/16	19,624	0.0
5,191,000		Walgreen Co., 4.400%, 09/15/42	4,885,032	0.1
5,000,000		Whirlpool Corp., 4.000%, 03/01/24	5,025,215	0.1
5,758,000		Yum! Brands, Inc., 3.875%, 11/01/23	5,729,342	0.1
6,097,000		Yum! Brands, Inc., 5.350%, 11/01/43	6,392,119	0.1
			60,741,865	1.2

		Consumer, Non-cyclical: 3.1%
2,149,000		Altria Group, Inc., 4.000%, 01/31/24	2,157,736	0.0
7,270,000		Altria Group, Inc., 5.375%, 01/31/44	7,628,818	0.2
1,619,000		Amgen, Inc., 3.875%, 11/15/21	1,691,565	0.0
1,156,000		Amgen, Inc., 5.150%, 11/15/41	1,195,326	0.0
1,550,000		ARAMARK Corp., 5.750%, 03/15/20	1,644,938	0.0
5,368,000		Celgene Corp., 3.250%, 08/15/22	5,241,669	0.1
4,000,000		Constellation Brands, Inc., 3.750%, 05/01/21	3,920,000	0.1
750,000		Constellation Brands, Inc., 6.000%, 05/01/22	834,375	0.0
965,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,124,225	0.0
6,835,000	#	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20	6,741,019	0.1
2,000,000		HCA, Inc., 5.875%, 03/15/22	2,160,000	0.1
2,000,000		HCA, Inc., 6.500%, 02/15/20	2,245,000	0.1
750,000		HCA, Inc., 7.500%, 02/15/22	858,750	0.0
580,000		Healthsouth Corp., 7.250%, 10/01/18	616,250	0.0
2,717,000		Humana, Inc., 3.150%, 12/01/22	2,590,016	0.1
6,696,000		McKesson Corp., 3.796%, 03/15/24	6,717,032	0.1
3,813,000		Medtronic, Inc., 3.625%, 03/15/24	3,836,999	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
10,870,000		Mondelez International, Inc., 4.000%, 02/01/24	$11,053,725	0.2
5,500,000	#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,389,504	0.1
21,500,000	#	President and Fellows of Harvard College, 6.500%, 01/15/39	28,542,046	0.6
3,265,000		Reynolds American, Inc., 4.850%, 09/15/23	3,427,094	0.1
3,000,000		Reynolds American, Inc., 6.150%, 09/15/43	3,396,963	0.1
2,600,000		Reynolds American, Inc., 6.750%, 06/15/17	3,000,260	0.1
4,000,000		Reynolds Group Issuer, Inc., 6.875%, 02/15/21	4,340,000	0.1
5,691,000		St Jude Medical, Inc., 4.750%, 04/15/43	5,716,581	0.1
4,000,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	4,210,000	0.1
3,640,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	4,040,400	0.1
4,892,000		WellPoint, Inc., 4.625%, 05/15/42	4,737,623	0.1
3,222,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	3,235,619	0.1
10,393,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	10,503,332	0.2
2,105,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	2,129,081	0.0
4,106,000		Zoetis, Inc., 4.700%, 02/01/43	4,079,401	0.1
			150,005,347	3.1

		Energy: 2.6%
4,000,000		Access Midstream Partners L.P. / ACMP Finance Corp., 5.875%, 04/15/21	4,280,000	0.1
2,650,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	2,007,375	0.0
750,000	L	Alpha Natural Resources, Inc., 6.000%, 06/01/19	579,375	0.0
1,956,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	2,241,398	0.1
2,591,000		BP Capital Markets PLC, 2.750%, 05/10/23	2,435,247	0.1
4,500,000		BP Capital Markets PLC, 3.814%, 02/10/24	4,550,198	0.1
3,949,000		Cenovus Energy, Inc., 3.800%, 09/15/23	3,943,475	0.1
1,225,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,381,188	0.0
3,871,000		Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	3,769,808	0.1
4,000,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	3,916,372	0.1
2,932,000		Enbridge Energy Partners, 9.875%, 03/01/19	3,845,989	0.1
3,402,000		Enbridge, Inc., 4.000%, 10/01/23	3,416,003	0.1
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,750,669	0.1
771,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	811,835	0.0
5,000,000		Energy Transfer Partners L.P., 5.150%, 02/01/43	4,831,380	0.1
654,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	711,087	0.0
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	4,877,475	0.1
6,324,000		Enterprise Products Operating LLC, 3.900%, 02/15/24	6,370,652	0.1
2,619,000		FMC Technologies, Inc., 3.450%, 10/01/22	2,507,441	0.1
2,100,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 02/06/28	1,811,250	0.0
6,100,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	6,313,500	0.1
4,000,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	–	–
5,000,000		Kinder Morgan Energy Partners L.P., 4.150%, 02/01/24	4,980,765	0.1
2,900,000		Lukoil International Finance BV, 4.563%, 04/24/23	2,660,750	0.1
1,300,000		Lukoil International Finance BV, 6.125%, 11/09/20	1,352,000	0.0
5,151,000		Marathon Petroleum Corp., 6.500%, 03/01/41	6,258,439	0.1
1,510,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,518,217	0.0
1,560,000		ONEOK Partners L.P., 3.375%, 10/01/22	1,507,008	0.0
5,368,000		Petrobras Global Finance BV, 4.375%, 05/20/23	4,925,908	0.1
750,000		Plains Exploration & Production Co., 6.625%, 05/01/21	825,000	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
4,586,000		Rowan Cos, Inc., 5.850%, 01/15/44	$4,675,666	0.1
1,254,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	1,383,223	0.0
3,605,000		Transocean, Inc., 2.500%, 10/15/17	3,631,947	0.1
9,500,000		Transocean, Inc., 3.800%, 10/15/22	9,099,575	0.2
9,379,000		Weatherford International Ltd., 5.950%, 04/15/42	10,140,669	0.2
1,357,000		Weatherford International Ltd., 6.750%, 09/15/40	1,585,368	0.0
3,121,000		Williams Partners L.P., 4.500%, 11/15/23	3,199,896	0.1
366,000		Williams Partners L.P., 6.300%, 04/15/40	417,296	0.0
			126,513,444	2.6

		Financial: 9.6%
8,766,400		Aegon NV, 3.039%, 07/29/49	7,892,521	0.2
5,949,000		American International Group, Inc., 3.375%, 08/15/20	6,084,233	0.1
500,000		American International Group, Inc., 5.450%, 05/18/17	558,464	0.0
2,158,000		American International Group, Inc., 5.850%, 01/16/18	2,468,763	0.1
6,558,000		American International Group, Inc., 8.175%, 05/15/68	8,648,362	0.2
3,514,000		Air Lease Corp., 3.875%, 04/01/21	3,531,570	0.1
200,000		GMAC, Inc., 6.750%, 12/01/14	207,750	0.0
500,000		Ally Financial, Inc., 3.635%, 06/20/14	504,250	0.0
100,000		Ally Financial, Inc., 4.625%, 06/26/15	103,799	0.0
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,935,250	0.1
11,334,000		American Tower Corp., 3.400%, 02/15/19	11,630,758	0.2
2,012,000		American Tower Corp., 4.500%, 01/15/18	2,172,210	0.0
3,120,000	#,L	Australia & New Zealand Banking Group Ltd., 4.500%, 03/19/24	3,118,066	0.1
4,881,000		AXIS Specialty Finance PLC, 2.650%, 04/01/19	4,880,927	0.1
8,371,000		Bank of America Corp., 4.125%, 01/22/24	8,483,548	0.2
3,358,000		Bank of America Corp., 4.100%, 07/24/23	3,413,111	0.1
5,237,000		Bank of America Corp., 4.000%, 04/01/24	5,242,310	0.1
11,074,000		Bank of America Corp., 5.000%, 01/21/44	11,349,399	0.2
1,696,000		Bank of America Corp., 8.000%, 12/29/49	1,930,075	0.0
4,710,000		Barclays Bank PLC, 7.625%, 11/21/22	5,204,550	0.1
4,359,000		BioMed Realty L.P., 4.250%, 07/15/22	4,329,437	0.1
5,766,000	#	BPCE SA, 5.150%, 07/21/24	5,748,425	0.1
4,397,000	#	BPCE SA, 5.700%, 10/22/23	4,579,432	0.1
900,000	#	CIT Group, Inc., 5.250%, 04/01/14	900,122	0.0
8,436,000		Citigroup, Inc., 5.500%, 09/13/25	9,006,619	0.2
3,620,000		Citigroup, Inc., 5.900%, 12/29/49	3,560,332	0.1
5,016,000		Citigroup, Inc., 6.675%, 09/13/43	5,894,332	0.1
9,460,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.750%, 12/01/43	10,361,784	0.2
1,778,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,364,740	0.0
5,481,000	#,L	Credit Agricole SA, 7.875%, 01/29/49	5,796,157	0.1
13,581,000	#	Credit Suisse AG, 6.500%, 08/08/23	14,939,100	0.3
2,974,000	#	Credit Suisse Group AG, 7.500%, 12/29/49	3,234,255	0.1
7,669,000		Deutsche Bank AG, 4.296%, 05/24/28	7,240,479	0.2
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,149,152	0.0
4,307,000		Discover Bank/Greenwood DE, 4.250%, 03/13/26	4,327,949	0.1
6,146,000		Duke Realty L.P., 3.875%, 02/15/21	6,167,646	0.1
4,209,000		Equity One, Inc., 3.750%, 11/15/22	4,061,996	0.1
8,483,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	8,711,227	0.2
1,248,000		Ford Motor Co., 3.000%, 06/12/17	1,297,446	0.0
1,633,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	2,062,321	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,100,000		Ford Motor Credit Co., LLC, 7.000%, 04/15/15	$4,362,601	0.1
1,700,000		Ford Motor Credit Co., LLC, 8.000%, 12/15/16	1,992,441	0.0
1,900,000		Ford Motor Credit Co., LLC, 8.700%, 10/01/14	1,977,586	0.0
1,358,000		General Electric Capital Corp., 5.300%, 02/11/21	1,529,791	0.0
2,200,000		General Electric Capital Corp., 6.250%, 12/15/49	2,364,063	0.0
8,300,000		General Electric Capital Corp., 7.125%, 12/15/49	9,476,982	0.2
6,738,000		Genworth Holdings, Inc., 4.800%, 02/15/24	7,024,109	0.1
1,167,000		Genworth Holdings, Inc., 4.900%, 08/15/23	1,226,197	0.0
2,391,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,441,426	0.1
6,096,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	6,008,681	0.1
7,571,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	7,553,867	0.2
6,343,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	7,288,748	0.2
4,896,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	6,214,018	0.1
2,219,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/38	2,615,646	0.1
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,804,886	0.1
5,785,000		HSBC Holdings PLC, 4.250%, 03/14/24	5,804,640	0.1
5,330,000		HSBC Holdings PLC, 5.250%, 03/14/44	5,409,859	0.1
2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,570,250	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	4,012,698	0.1
9,079,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	9,247,461	0.2
2,957,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	3,043,915	0.1
800,000		JPMorgan Chase & Co., 3.150%, 07/05/16	837,689	0.0
8,679,000		JPMorgan Chase & Co., 3.375%, 05/01/23	8,232,691	0.2
7,486,000		JPMorgan Chase & Co., 6.000%, 12/29/49	7,411,140	0.2
3,837,000		JPMorgan Chase & Co., 6.125%, 12/29/49	3,792,863	0.1
6,692,000		Kimco Realty Corp., 3.125%, 06/01/23	6,272,037	0.1
5,934,000	#	Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/24	5,972,909	0.1
3,852,000		Morgan Stanley, 4.100%, 05/22/23	3,820,676	0.1
10,914,000		Morgan Stanley, 5.000%, 11/24/25	11,256,187	0.2
1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,483,500	0.0
5,713,000		ProLogis L.P., 4.250%, 08/15/23	5,822,255	0.1
2,757,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,728,308	0.1
1,244,000		Regions Bank/Birmingham AL, 6.450%, 06/26/37	1,365,917	0.0
6,189,000		Royal Bank of Scotland Group PLC, 6.000%, 12/19/23	6,361,351	0.1
3,002,000		Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	3,122,005	0.1
2,734,000		SLM Corp., 4.875%, 06/17/19	2,789,216	0.1
7,488,000		SLM Corp., 5.500%, 01/15/19	7,948,856	0.2
2,328,000		SLM Corp., 6.000%, 01/25/17	2,546,250	0.1
11,202,000	#	Societe Generale SA, 5.000%, 01/17/24	11,186,082	0.2
7,610,000	#,L	Societe Generale SA, 7.875%, 12/29/49	7,916,303	0.2
4,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	4,410,000	0.1
30,200,000	#	SSIF Nevada L.P., 0.942%, 04/14/14	30,207,443	0.6
6,806,000	#	Standard Chartered PLC, 5.700%, 03/26/44	6,754,955	0.1
5,931,000		UBS AG/Stamford CT, 7.625%, 08/17/22	6,968,261	0.1
2,500,000		Vesey Street Investment Trust I, 4.404%, 09/01/16	2,682,900	0.1
13,681,000		Wells Fargo & Co., 5.375%, 11/02/43	14,466,043	0.3
4,496,000		Weyerhaeuser Co., 4.625%, 09/15/23	4,698,100	0.1
			467,116,669	9.6

		Industrial: 0.5%
4,100,000		BE Aerospace, Inc., 5.250%, 04/01/22	4,238,375	0.1
750,000		BE Aerospace, Inc., 6.875%, 10/01/20	826,875	0.0
1,425,000		Case New Holland, Inc., 7.875%, 12/01/17	1,677,938	0.0
2,535,000		Eaton Corp., 2.750%, 11/02/22	2,404,574	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
5,460,000		FedEx Corp., 5.100%, 01/15/44	$5,681,321	0.1
7,034,000	#	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	7,196,429	0.1
2,304,000		Jabil Circuit, Inc., 7.750%, 07/15/16	2,626,560	0.1
2,600,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	2,592,834	0.1
			27,244,906	0.5

		Technology: 0.8%
5,779,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	5,503,567	0.1
2,449,000		Hewlett-Packard Co., 2.600%, 09/15/17	2,525,994	0.1
2,417,000		Hewlett-Packard Co., 2.750%, 01/14/19	2,436,408	0.1
7,000,000		Hewlett-Packard Co., 4.300%, 06/01/21	7,330,225	0.2
1,998,000		Hewlett-Packard Co., 5.400%, 03/01/17	2,221,025	0.0
11,075,000		International Business Machines Corp., 3.625%, 02/12/24	11,191,476	0.2
6,422,000		Oracle Corp., 3.625%, 07/15/23	6,516,731	0.1
352,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	397,760	0.0
			38,123,186	0.8

		Utilities: 0.9%
337,000		AES Corp., 8.000%, 10/15/17	399,766	0.0
2,816,000		Ameren Corp., 8.875%, 05/15/14	2,842,551	0.1
1,809,000		American Electric Power Co., Inc., 1.650%, 12/15/17	1,799,410	0.0
4,000,000	#	Calpine Corp., 6.000%, 01/15/22	4,220,000	0.1
1,428,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	1,257,540	0.0
431,000		Duke Energy Corp., 3.950%, 10/15/23	442,811	0.0
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,556,148	0.0
3,350,000		Exelon Generation Co. LLC, 4.250%, 06/15/22	3,403,771	0.1
2,404,000		FirstEnergy Corp., 2.750%, 03/15/18	2,399,519	0.0
2,203,000		FirstEnergy Corp., 4.250%, 03/15/23	2,140,988	0.0
93,342	#	Juniper Generation, LLC, 6.790%, 12/31/14	91,006	0.0
2,520,000		Metropolitan Edison, 7.700%, 01/15/19	3,031,487	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	2,936,380	0.1
3,487,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	3,478,199	0.1
2,682,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	2,599,561	0.1
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	1,893,475	0.0
380,000		Nisource Finance Corp., 6.125%, 03/01/22	438,530	0.0
43,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	45,135	0.0
2,684,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	2,601,990	0.1
2,328,000		Southwestern Electric Power, 5.550%, 01/15/17	2,560,658	0.1
2,420,000		TransAlta Corp., 4.500%, 11/15/22	2,386,326	0.0
			43,525,251	0.9

	Total Corporate Bonds/Notes
	(Cost $1,172,680,745)		1,205,061,137	24.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.4%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,431,088	0.1
1,008,015		American Home Mortgage Investment Trust, 2.330%, 02/25/45	1,017,331	0.0
2,700,000	#	Arkle Master Issuer PLC, 1.936%, 05/17/60	2,736,898	0.1
5,000,000		Banc of America Commercial Mortgage Trust 2006-6, 5.421%, 10/10/45	5,019,435	0.1
5,000,000		Banc of America Commercial Mortgage Trust 2007-3, 5.598%, 06/10/49	5,118,925	0.1
1,111,166		Banc of America Funding Corp., 2.623%, 05/25/35	1,145,512	0.0
761,686		Banc of America Funding Corp., 6.000%, 08/25/37	674,934	0.0
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.182%, 09/10/47	2,679,010	0.1
2,250,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.182%, 09/10/47	2,277,710	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.182%, 09/10/47	$3,250,374	0.1
3,125,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	3,402,228	0.1
1,590,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.339%, 07/10/43	1,641,329	0.0
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.390%, 03/11/41	1,546,781	0.0
2,219,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.390%, 03/11/41	2,209,048	0.0
5,040,243	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.803%, 07/10/42	4,952,039	0.1
3,150,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 6.038%, 11/10/38	3,310,852	0.1
1,593,786		Banc of America Mortgage 2005-J Trust, 2.756%, 11/25/35	1,499,377	0.0
127,981		Banc of America Mortgage Securities, Inc., 2.748%, 07/25/33	130,471	0.0
249,400		Banc of America Mortgage Securities, Inc., 5.500%, 09/25/35	252,507	0.0
8,035,768		BCAP LLC Trust 2007-AA2, 0.364%, 05/25/47	5,686,841	0.1
2,440,287	#	BCAP, LLC Trust, 5.250%, 02/26/36	2,270,277	0.0
5,269,348	#	BCAP, LLC Trust, 5.250%, 08/26/37	5,488,289	0.1
3,357,811		Bear Stearns Adjustable Rate Mortgage Trust, 2.430%, 10/25/35	3,307,019	0.1
119,397		Bear Stearns Adjustable Rate Mortgage Trust, 2.781%, 01/25/34	120,168	0.0
610,065		Bear Stearns Alternative-A Trust, 0.794%, 07/25/34	583,598	0.0
1,685,224		Bear Stearns Alternative-A Trust, 2.601%, 11/25/36	1,186,206	0.0
2,785,142		Bear Stearns Alternative-A Trust, 2.671%, 11/25/36	2,081,030	0.0
1,074,205		Bear Stearns Alternative-A Trust, 2.674%, 05/25/35	1,032,420	0.0
892,341		Bear Stearns Alternative-A Trust, 2.676%, 09/25/35	792,382	0.0
3,700,231		Bear Stearns ARM Trust 2006-2, 2.709%, 07/25/36	3,055,036	0.1
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 5.859%, 06/11/41	5,071,360	0.1
3,950,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.138%, 10/12/42	4,036,272	0.1
3,940,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.138%, 10/12/42	3,846,646	0.1
2,048,000		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	2,044,276	0.0
380,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.576%, 04/12/38	333,692	0.0
8,552,000		Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28, 5.958%, 09/11/42	9,339,819	0.2
818,849		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	799,293	0.0
4,399,219	#	Beckman Coulter, Inc., 7.498%, 12/15/18	4,725,201	0.1
13,719,816		CD 2006-CD2 Mortgage Trust, 5.303%, 01/15/46	14,579,835	0.3
4,399,000		CD 2007-CD5 Mortgage Trust, 6.116%, 11/15/44	4,803,015	0.1
3,446,288		Chase Mortgage Finance Corp., 4.948%, 12/25/35	3,374,118	0.1
1,089,472		Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	1,113,951	0.0
1,354,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.406%, 04/15/40	1,358,407	0.0
520,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.406%, 04/15/40	526,230	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,544,882		Citigroup Commercial Mortgage Trust 2006-C5, 5.425%, 10/15/49	$14,849,904	0.3
14,355,020	#,^	Citigroup Commercial Mortgage Trust, 2.234%, 09/10/45	1,612,189	0.0
1,670,000	#	Citigroup Commercial Mortgage Trust, 5.406%, 04/15/40	1,677,113	0.0
4,928,989		Citigroup Mortgage Loan Trust 2006-AR9, 5.607%, 11/25/36	4,302,603	0.1
6,619,894	#	Citigroup Mortgage Loan Trust 2010-7, 6.253%, 12/25/35	6,459,436	0.1
499,642		Citigroup Mortgage Loan Trust, Inc., 2.500%, 10/25/35	488,121	0.0
4,344,381		Citigroup Mortgage Loan Trust, Inc., 2.895%, 09/25/37	3,634,070	0.1
9,154,593		Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	9,370,779	0.2
850,752		Citimortgage Alternative Loan Trust, 6.000%, 02/25/37	720,345	0.0
5,000,000	#	COMM 2007-C9 Mortgage Trust, 0.840%, 12/10/49	4,538,990	0.1
4,748,000	#	COMM 2007-C9 Mortgage Trust, 5.799%, 12/10/49	4,538,352	0.1
33,986,000	^	Commercial Mortgage Pass Through Certificates, 1.601%, 04/10/47	3,040,714	0.1
106,505,000	^	Commercial Mortgage Pass Through Certificates, 1.609%, 03/10/47	10,066,991	0.2
65,166,000	#,^	Commercial Mortgage Trust, 0.598%, 10/15/45	2,994,945	0.1
89,345,639	^	Commercial Mortgage Trust, 1.437%, 10/10/46	8,097,511	0.2
62,177,554	^	Commercial Mortgage Trust, 1.466%, 08/10/46	4,959,984	0.1
64,726,693	^	Commercial Mortgage Trust, 1.794%, 01/10/46	6,051,046	0.1
153,074,336	^	Commercial Mortgage Trust, 1.922%, 12/10/45	15,803,823	0.3
86,311,539	^	Commercial Mortgage Trust, 1.934%, 08/15/45	9,304,306	0.2
29,003,383	^	Commercial Mortgage Trust, 2.000%, 10/15/45	3,264,441	0.1
38,538,354	^	Commercial Mortgage Trust, 2.224%, 05/15/45	4,492,447	0.1
2,730,000		Commercial Mortgage Trust, 5.216%, 07/15/44	2,830,343	0.1
334,483	#	Commercial Mortgage Trust, 5.234%, 01/05/36	334,227	0.0
2,930,000		Commercial Mortgage Trust, 5.799%, 12/10/49	2,921,633	0.1
3,060,000		Commercial Mortgage Trust, 6.116%, 11/15/44	3,177,773	0.1
1,844,215		Commerical 2007-C9 Mortgage Trust, 5.799%, 12/10/49	1,926,736	0.0
9,146,289		Countrywide Alternative Loan Trust, 0.274%, 06/25/36	7,672,511	0.2
2,301,656	^	Countrywide Alternative Loan Trust, 4.846%, 05/25/35	251,122	0.0
4,747,107		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	4,282,118	0.1
517,394		Countrywide Home Loan Mortgage Pass-through Trust, 0.474%, 03/25/35	459,943	0.0
1,718,535	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.494%, 06/25/35	1,552,563	0.0
10,978,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 5.978%, 02/15/41	11,365,205	0.2
1,820,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	1,838,324	0.0
3,150,000		Credit Suisse First Boston Mortgage Securities Corp., 5.230%, 12/15/40	3,265,203	0.1
397,526	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	398,621	0.0
2,070,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.577%, 04/12/49	2,104,468	0.0
5,923,506		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.274%, 08/25/36	4,497,179	0.1
8,318,580		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.344%, 10/25/36	4,848,259	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
423,706		Downey Savings & Loan Association Mortgage Loan Trust, 2.630%, 07/19/44	$428,550	0.0
3,394,432		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	2,900,444	0.1
4,144,979		First Horizon Alternative Mortgage Securities, 0.454%, 12/25/36	2,548,864	0.1
567,504		First Horizon Alternative Mortgage Securities, 2.279%, 03/25/35	458,377	0.0
30,478,194	^	First Horizon Alternative Mortgage Securities, 4.546%, 01/25/36	3,203,249	0.1
2,464,590		First Horizon Alternative Mortgage Securities, 5.016%, 02/25/36	2,401,865	0.1
2,410,737		First Horizon Alternative Mortgage Securities, 6.000%, 02/25/37	2,059,905	0.0
4,144,979	^	First Horizon Alternative Mortgage Securities, 6.546%, 12/25/36	849,246	0.0
1,104,295		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	946,966	0.0
537,814	#	Fosse Master Issuer PLC, 1.637%, 10/18/54	539,750	0.0
3,920,719	#	Fosse Master PLC, 1.636%, 10/18/54	3,967,748	0.1
4,745,000		GCCFC Commercial Mortgage Trust, 5.221%, 04/10/37	4,774,628	0.1
13,310,000		GCCFC Commercial Mortgage Trust, 6.025%, 12/10/49	13,471,224	0.3
1,762,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.288%, 05/10/43	1,162,143	0.0
1,530,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	1,531,851	0.0
500,781		GMAC Mortgage Corp. Loan Trust, 2.925%, 11/19/35	480,750	0.0
1,163,528	#	Gracechurch Mortgage Financing PLC, 1.785%, 11/20/56	1,175,966	0.0
7,065,209		Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	7,614,246	0.2
1,805,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.987%, 08/10/38	1,804,713	0.0
15,309,802	^	GS Mortgage Securities Corp. II, 1.565%, 11/10/46	1,318,584	0.0
102,832,462	^	GS Mortgage Securities Corp. II, 2.383%, 11/10/45	13,298,870	0.3
21,108,854	^	GS Mortgage Securities Corp. II, 2.588%, 05/10/45	2,634,683	0.1
2,940,000	#	GS Mortgage Securities Trust 2011-GC3, 5.544%, 03/10/44	3,030,521	0.1
1,249,929		GSR Mortgage Loan Trust, 2.651%, 09/25/35	1,265,382	0.0
1,038,870		GSR Mortgage Loan Trust, 5.500%, 05/25/36	983,462	0.0
690,176		GSR Mortgage Loan Trust, 6.000%, 01/25/37	649,158	0.0
1,013,935		GSR Mortgage Loan Trust, 6.250%, 08/25/36	868,960	0.0
7,119		GSR Mortgage Loan Trust, 6.000%, 03/25/32	7,411	0.0
2,904,326		Harborview Mortgage Loan Trust, 0.346%, 01/19/38	2,461,965	0.1
2,790,626		Harborview Mortgage Loan Trust, 0.396%, 03/19/36	2,045,783	0.0
2,590,321	#	Holmes Master Issuer PLC, 1.789%, 10/15/54	2,611,046	0.1
15,704,221		Homebanc Mortgage Trust, 0.394%, 07/25/35	14,433,750	0.3
978,880		Homebanc Mortgage Trust, 1.014%, 08/25/29	926,336	0.0
1,914,374		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	1,648,755	0.0
3,020,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.458%, 10/15/37	3,010,866	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,270,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.603%, 05/15/41	$1,219,641	0.0
19,880,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.360%, 12/15/47	527,287	0.0
92,620,405	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.675%, 01/15/46	2,563,862	0.1
6,900,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 0.935%, 04/15/30	6,856,865	0.1
2,990,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 1.555%, 10/15/30	2,994,478	0.1
32,082,512	^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.941%, 12/15/47	3,270,430	0.1
1,060,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.710%, 06/12/41	1,068,437	0.0
2,890,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 5.549%, 08/12/40	2,983,405	0.1
3,809,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9, 5.723%, 06/12/41	3,258,533	0.1
5,920,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1, 0.355%, 03/15/46	5,871,113	0.1
6,810,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.129%, 10/15/42	6,336,671	0.1
958,334	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, 2.149%, 10/15/45	107,316	0.0
73,275		JP Morgan Mortgage Trust, 5.750%, 01/25/36	68,682	0.0
2,714,319	#	Lanark Master Issuer PLC, 1.636%, 12/22/54	2,757,449	0.1
10,000,000		LB Commercial Mortgage Trust 2007-C3, 5.868%, 07/15/44	10,173,990	0.2
10,128,000	#	LB Commercial Mortgage Trust, 5.600%, 10/15/35	10,332,094	0.2
1,710,000		LB-UBS Commercial Mortgage Trust 2000-C4, 8.150%, 07/15/32	1,769,803	0.0
4,260,000	#	LB-UBS Commercial Mortgage Trust 2002-C4, 5.914%, 10/15/35	4,317,740	0.1
41,827,918	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	973,173	0.0
1,310,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.347%, 02/15/40	1,277,643	0.0
2,540,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	2,628,858	0.1
1,820,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.954%, 07/15/40	1,817,826	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	4,277,840	0.1
3,005,000		LB-UBS Commercial Mortgage Trust 2006-C4, 5.853%, 06/15/38	3,077,991	0.1
34,866,196	#,^	LB-UBS Commercial Mortgage Trust, 0.635%, 11/15/38	488,772	0.0
178,036,252	#,^	LB-UBS Commercial Mortgage Trust, 0.635%, 11/15/38	2,784,576	0.1
4,260,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	4,471,390	0.1
2,750,000		LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	2,784,067	0.1
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.408%, 10/15/36	1,476,721	0.0
3,390,000	#	LB-UBS Commercial Mortgage Trust, 5.561%, 10/15/36	3,159,361	0.1
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.007%, 09/15/39	4,783,228	0.1
4,210,000	#	LB-UBS Commercial Mortgage Trust, 6.007%, 09/15/39	4,463,422	0.1
4,880,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	4,673,957	0.1
1,082,052		Merrill Lynch Mortgage Investors, Inc., 0.364%, 02/25/36	989,110	0.0
3,100,000		Merrill Lynch Mortgage Investors, Inc., 0.534%, 08/25/35	2,759,360	0.1
494,064		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	495,069	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,075,000		Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	$5,488,496	0.1
191,605		MLCC Mortgage Investors, Inc., 0.404%, 11/25/35	181,181	0.0
113,551,989	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.740%, 02/15/46	10,970,303	0.2
32,600,359	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8, 1.504%, 12/15/48	2,237,438	0.0
97,465,866	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.883%, 08/15/45	9,057,464	0.2
16,106,635	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.163%, 11/15/45	1,706,620	0.0
1,954,000		Morgan Stanley Capital I Trust 2004-IQ7, 5.427%, 06/15/38	1,963,052	0.0
4,470,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	4,361,804	0.1
2,590,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	2,415,715	0.1
10,000,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.269%, 09/15/42	8,629,455	0.2
13,595,000		Morgan Stanley Capital I Trust 2006-HQ10, 5.389%, 11/12/41	13,786,649	0.3
9,000,000	#	Morgan Stanley Capital I Trust 2006-TOP23, 5.811%, 08/12/41	9,203,863	0.2
5,443,000		Morgan Stanley Capital I Trust 2007-TOP27, 5.648%, 06/11/42	5,926,992	0.1
2,410,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.281%, 01/11/43	2,428,593	0.1
3,840,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.281%, 01/11/43	3,996,845	0.1
3,095,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	3,233,114	0.1
3,105,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	3,272,751	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	737,338	0.0
2,690,000		Morgan Stanley Capital I, 5.202%, 08/13/42	2,697,956	0.1
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,394,079	0.1
4,750,000		Morgan Stanley Capital I, 5.569%, 12/15/44	5,151,166	0.1
262,664	#	Morgan Stanley Capital I, 7.350%, 07/15/32	272,452	0.0
1,820,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.833%, 09/15/37	1,816,067	0.0
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.423%, 07/15/33	1,182,473	0.0
2,579,332		Morgan Stanley Mortgage Loan Trust 2006-3AR, 2.801%, 03/25/36	2,073,505	0.0
554,894	#	Morgan Stanley Re-REMIC Trust 2010-C30, 5.246%, 12/17/43	557,099	0.0
42,685	#	Nomura Asset Acceptance Corp., 6.972%, 02/19/30	42,552	0.0
5,229,962	#	N-Star Real Estate CDO Ltd., 2.004%, 08/25/29	5,233,231	0.1
2,701,296		Prime Mortgage Trust 2007-1, 5.500%, 03/25/37	2,440,826	0.1
2,471,482		RALI Trust, 6.000%, 09/25/35	2,397,233	0.0
36,848,103	#,^	RBSCF Trust, 0.952%, 04/15/24	238,544	0.0
3,335,236	#	RBSSP Resecuritization Trust, 0.404%, 02/26/37	3,039,114	0.1
123,338		Residential Accredit Loans, Inc., 0.554%, 03/25/33	122,116	0.0
837,837		Residential Accredit Loans, Inc., 1.492%, 09/25/45	689,378	0.0
56,112		Residential Asset Securitization Trust, 0.554%, 05/25/33	55,692	0.0
54,696		Sequoia Mortgage Trust, 0.507%, 07/20/33	54,894	0.0
2,500,000	#	Silverstone Master Issuer PLC, 1.786%, 01/21/55	2,515,587	0.1
4,000,000	#	Silverstone Master Issuer PLC, 1.787%, 01/21/55	4,053,984	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,600,000		SLM Student Loan Trust, 0.739%, 10/25/17	$2,595,276	0.1
13,603,662		SLM Student Loan Trust, 1.739%, 04/25/23	14,049,318	0.3
927,624	#	SLM Student Loan Trust, 2.805%, 12/16/19	946,932	0.0
3,981,089		Structured Adjustable Rate Mortgage Loan Trust, 2.416%, 04/25/35	3,890,215	0.1
2,684,584		Structured Asset Mortgage Investments, Inc., 0.374%, 05/25/36	2,021,811	0.0
1,119,574		Structured Asset Mortgage Investments, Inc., 0.406%, 07/19/35	1,061,044	0.0
792,176		Structured Asset Mortgage Investments, Inc., 0.636%, 04/19/35	738,710	0.0
977,079		Structured Asset Securities Corp., 5.500%, 10/25/35	1,015,185	0.0
19,719,373	#,^	UBS-Barclays Commercial Mortgage Trust, 1.787%, 05/10/63	1,698,177	0.0
34,466,890	#,^	UBS-Barclays Commercial Mortgage Trust, 2.162%, 08/10/49	4,133,607	0.1
4,715,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.417%, 03/15/42	4,812,334	0.1
2,100,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.417%, 03/15/42	2,085,950	0.0
9,292,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 5.953%, 02/15/51	9,669,097	0.2
6,490,000		Wachovia Bank Commercial Mortgage Trust Series 2007-C33, 5.953%, 02/15/51	6,494,157	0.1
45,849		WaMu Mortgage Pass Through Certificates, 1.532%, 06/25/42	43,371	0.0
2,360,196		WaMu Mortgage Pass Through Certificates, 1.830%, 10/25/36	1,922,281	0.0
3,454,360		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.034%, 12/25/36	2,947,384	0.1
5,219,938		WaMu Mortgage Pass-Through Certificates, 2.255%, 07/25/37	4,410,419	0.1
800,570		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	742,080	0.0
52,180		Washington Mutual Mortgage Pass-through Certificates, 1.532%, 08/25/42	49,626	0.0
2,453,453		Washington Mutual Mortgage Pass-through Certificates, 2.284%, 08/25/46	2,238,211	0.0
1,664,776		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	1,763,105	0.0
38,548,489	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.225%, 08/15/45	4,358,589	0.1
5,000,000	#	Wells Fargo Commercial Mortgage Trust 2014-TISH WTS1, 2.404%, 02/05/27	5,000,000	0.1
3,521,087		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.613%, 09/25/35	3,301,677	0.1
27,688,732	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.588%, 06/15/45	2,568,667	0.1
3,181,657		Wells Fargo Mortgage Backed Securities Trust, 2.613%, 03/25/36	3,158,030	0.1
4,836,581		Wells Fargo Mortgage Backed Securities Trust, 2.615%, 03/25/36	4,693,074	0.1
1,220,414		Wells Fargo Mortgage Backed Securities Trust, 5.051%, 05/25/35	1,243,905	0.0
2,210,189		Wells Fargo Mortgage Backed Securities Trust, 5.568%, 04/25/36	2,186,697	0.0
113,016		Wells Fargo Mortgage-Backed Securities Trust, 2.640%, 10/25/33	115,392	0.0
3,397,979	#	Wells Fargo Mortgage-Backed Securities Trust, 5.238%, 06/26/35	3,254,283	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
32,444,630	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.446%, 04/15/45	$3,861,712	0.1

	Total Collateralized Mortgage Obligations
	(Cost $736,075,480)		749,917,682	15.4

FOREIGN GOVERNMENT BONDS: 0.3%
561,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	580,635	0.0
4,800,000		Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	4,770,000	0.1
10,580,510		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	12,056,491	0.2

	Total Foreign Government Bonds
	(Cost $17,244,459)		17,407,126	0.3

ASSET-BACKED SECURITIES: 10.6%
		Automobile Asset-Backed Securities: 1.0%
7,582,700		AmeriCredit Automobile Receivables Trust 2012-4, 1.930%, 08/08/18	7,665,583	0.2
4,855,000		AmeriCredit Automobile Receivables Trust 2013-1, 2.090%, 02/08/19	4,853,604	0.1
5,640,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	5,695,771	0.1
2,190,000		Capital Auto Receivables Asset Trust / Ally, 2.220%, 01/22/19	2,194,333	0.0
2,220,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	2,219,587	0.0
3,640,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	3,786,499	0.1
3,480,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	3,594,637	0.1
4,670,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	4,694,779	0.1
2,825,000		Santander Drive Auto Receivables Trust 2013-2, 2.570%, 03/15/19	2,868,006	0.1
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	7,441,188	0.1
3,890,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	3,896,981	0.1
			48,910,968	1.0

		Credit Card Asset-Backed Securities: 0.0%
2,620,000		Chase Issuance Trust, 0.615%, 04/15/19	2,598,555	0.0

		Home Equity Asset-Backed Securities: 1.1%
27,300,000		Accredited Mortgage Loan Trust 2006-1, 0.434%, 04/25/36	19,566,784	0.4
7,029,276		ACE Securities Corp., 1.054%, 12/25/34	6,320,268	0.1
3,660,061		ACE Securities Corp., 1.954%, 10/25/32	3,576,060	0.1
4,138,973		Asset Backed Securities Corp. Home Equity, 1.400%, 08/15/33	3,897,419	0.1
4,239,245		Bear Stearns Asset Backed Securities Trust, 0.354%, 12/25/36	3,964,516	0.1
5,700,000		Bear Stearns Asset Backed Securities Trust, 0.404%, 04/25/37	3,185,587	0.1
2,330,000		Bear Stearns Asset Backed Securities Trust, 0.584%, 11/25/35	2,253,358	0.0
2,792,469		Bear Stearns Asset Backed Securities Trust, 2.958%, 10/25/36	2,738,295	0.1
3,500,000		Home Equity Asset Trust 2005-2, 1.249%, 07/25/35	3,097,910	0.1
131,559		MASTR Asset-Backed Securities Trust, 0.204%, 11/25/36	57,160	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 1.069%, 03/25/35	1,971,996	0.0
26,924		New Century Home Equity Loan Trust 2005-2, 0.414%, 06/25/35	26,970	0.0
121,768		Renaissance Home Equity Loan Trust, 1.034%, 08/25/33	115,037	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
89,942		Securitized Asset Backed Receivables, LLC Trust, 0.234%, 11/25/36	$38,172	0.0
770,540		Specialty Underwriting & Residential Finance, 0.354%, 12/25/36	762,109	0.0
			51,571,641	1.1

		Other Asset-Backed Securities: 8.5%
4,984,294	#	ACA CLO 2006-1 Ltd., 0.489%, 07/25/18	4,974,380	0.1
1,222,803	#	Aimco CDO, 0.487%, 10/20/19	1,209,469	0.0
7,000,000	#	AIMCO CLO Series 2005-A, 0.957%, 10/20/19	6,642,776	0.1
1,500,000	#	AMMC CLO IV Ltd., 1.033%, 03/25/17	1,490,757	0.0
5,500,000	#	Apidos CDO I Ltd., 0.989%, 07/27/17	5,469,024	0.1
3,560,000	#	Apidos CDO II, 1.039%, 12/21/18	3,476,749	0.1
2,650,000	#	Ares VIR CLO Ltd., 2.134%, 03/12/18	2,639,933	0.1
12,488,515	#	Ares VR CLO Ltd., 2.136%, 02/24/18	12,386,421	0.3
5,150,000	#	Ares XII CLO Ltd., 2.235%, 11/25/20	5,129,039	0.1
111,149	#	Atrium CDO Corp., 0.564%, 10/27/16	111,045	0.0
1,750,000	#	Atrium CDO Corp., 0.814%, 10/27/16	1,745,172	0.0
2,650,000	#	Atrium III, 2.234%, 10/27/16	2,617,522	0.1
750,000	#	Atrium IV, 0.985%, 06/08/19	732,202	0.0
1,250,000	#	Atrium IV, 2.085%, 06/08/19	1,243,090	0.0
5,000,000	#	Atrium V, 0.925%, 07/20/20	4,758,780	0.1
625,000	#	Babson CLO, Inc. 2005-III, 0.637%, 11/10/19	609,859	0.0
1,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.089%, 04/15/21	948,464	0.0
7,350,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.939%, 04/15/21	7,028,393	0.1
1,500,000		Babson Mid-Market CLO, Inc. 2007-II, 3.889%, 04/15/21	1,426,386	0.0
5,700,000	#	Ballyrock CLO 2006-1 Ltd., 1.733%, 08/28/19	5,656,629	0.1
5,900,000	#	Ballyrock CLO 2006-2 Ltd., 1.642%, 01/14/20	5,791,965	0.1
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.655%, 06/20/17	1,534,069	0.0
1,220,908	#	Black Diamond CLO Ltd., 0.585%, 06/20/17	1,217,889	0.0
1,250,000	#	Callidus Debt Partners CLO Fund IV Ltd., 2.038%, 04/17/20	1,240,109	0.0
2,750,000	#	Callidus Debt Partners CLO Fund VII Ltd., 1.737%, 01/21/21	2,770,116	0.1
4,250,000	#	Callidus Debt Partners CLO Fund VII Ltd., 2.487%, 01/21/21	4,251,407	0.1
2,450,000	#	Callidus Debt Partners CLO Fund VII Ltd., 3.687%, 01/21/21	2,458,592	0.1
3,000,000	#	Canaras Summit CLO Ltd., 0.714%, 06/19/21	2,886,921	0.1
7,000,000	#	Canaras Summit CLO Ltd., 1.034%, 06/19/21	6,669,145	0.1
1,800,000	#	Carlyle Arnage CLO Ltd., 1.734%, 08/27/21	1,816,951	0.0
7,500,000	#	Castle Garden Funding, 0.986%, 10/27/20	7,403,197	0.2
1,000,000	#	Castle Garden Funding, 4.986%, 10/27/20	1,001,791	0.0
2,500,000	#	Castle Garden Funding, 6.560%, 10/27/20	2,710,470	0.1
73,575		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.894%, 10/25/32	69,677	0.0
208,022		Chase Funding Trust Series 2003-5, 0.754%, 07/25/33	200,135	0.0
5,400,000	#	CIFC Funding 2006-I Ltd., 0.637%, 10/20/20	5,264,379	0.1
1,250,000	#	CIFC Funding 2006-I Ltd., 1.007%, 10/20/20	1,210,647	0.0
10,400,000	#	CIFC Funding 2006-II Ltd., 1.836%, 03/01/21	9,946,466	0.2
4,000,000	#	ColumbusNova CLO Ltd. 2006-II, 1.737%, 04/04/18	3,846,512	0.1
51,039		Countrywide Asset-Backed Certificates, 0.254%, 05/25/47	50,139	0.0
3,467,192		Countrywide Asset-Backed Certificates, 0.504%, 04/25/36	3,409,831	0.1
4,622,342		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	4,240,939	0.1
3,000,000	#	CP Uniq Aps, 2.039%, 04/15/18	2,924,622	0.1
15,952		Credit-Based Asset Servicing and Securitization, LLC, 0.214%, 11/25/36	8,720	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,078,476		Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	$1,097,195	0.0
794,732	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	796,875	0.0
3,000,000	#	Del Mar CLO I Ltd., 0.958%, 07/25/18	2,917,332	0.1
700,000	#	Dryden VIII Leveraged Loan CDO 2005, 0.956%, 05/22/17	694,270	0.0
5,650,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.986%, 05/22/17	5,567,521	0.1
5,000,000	#	Duane Street CLO II Ltd., 1.885%, 08/20/18	4,829,215	0.1
9,800,000	#	Eaton Vance CDO IX Ltd., 0.887%, 04/20/19	9,509,861	0.2
5,000,000	#	Eaton Vance CDO IX Ltd., 1.737%, 04/20/19	4,777,655	0.1
3,360,000	#	Emporia Preferred Funding I Corp., 2.392%, 10/12/18	3,357,584	0.1
1,528,328	#	Emporia Preferred Funding II Corp., 0.517%, 10/18/18	1,525,863	0.0
5,000,000	#	Emporia Preferred Funding II Ltd., 1.187%, 10/18/18	4,825,650	0.1
1,750,000	#	Emporia Preferred Funding, 0.737%, 10/18/18	1,735,692	0.0
6,882,857		FBR Securitization Trust, 0.834%, 10/25/35	5,870,712	0.1
4,722,875		First Frankin Mortgage Loan Trust 2005-FF9, 0.514%, 10/25/35	4,290,364	0.1
2,500,000	#	Flagship CLO IV Corp., 2.036%, 06/01/17	2,466,220	0.1
3,100,000	#	Fraser Sullivan CLO II Ltd., 0.635%, 12/20/20	3,014,397	0.1
6,500,000	#	Fraser Sullivan CLO II Ltd., 0.955%, 12/20/20	6,277,589	0.1
2,000,000		Gale Force 2 CLO Ltd., 3.989%, 04/15/18	2,001,470	0.0
5,000,000	#	Gallatin CLO III 2007-1 Ltd., 1.486%, 05/15/21	4,719,370	0.1
4,000,000	#	Gannett Peak CLO Ltd., 0.939%, 10/27/20	3,892,628	0.1
172,818		GSAMP Trust, 0.224%, 12/25/36	88,385	0.0
3,000,000	#	Gulf Stream - Compass CLO 2005-II Ltd., 1.037%, 01/24/20	2,961,579	0.1
3,825,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 2.235%, 10/28/19	3,795,440	0.1
5,050,000	#	Gulf Stream - Compass CLO 2007-I Ltd., 3.685%, 10/28/19	5,052,293	0.1
5,650,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.574%, 08/21/20	5,604,094	0.1
2,850,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 0.934%, 08/21/20	2,746,836	0.1
6,610,000	#	Gulf Stream - Sextant CLO 2006-1 Ltd., 1.834%, 08/21/20	6,266,062	0.1
1,900,000	#	Gulf Stream-Rashinban CLO 2006-1 Ltd., 0.914%, 11/26/20	1,798,686	0.0
2,225,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.686%, 08/07/21	2,158,261	0.0
5,955,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 2.536%, 08/07/21	5,873,125	0.1
5,200,000	#	Hewett's Island Clo IV Ltd., 0.987%, 05/09/18	5,181,639	0.1
2,400,000	#	Hewett's Island Clo IV Ltd., 1.887%, 05/09/18	2,379,569	0.1
1,200,000	#	Hewett's Island Clo V Ltd., 0.936%, 12/05/18	1,163,270	0.0
2,250,000	#	Invitation Homes 2013-SFR1 Trust, 2.100%, 12/17/30	2,248,654	0.1
10,000,000	#	Katonah VII CLO Ltd., 0.986%, 11/15/17	9,699,570	0.2
10,575,000	#	Kingsland III Ltd., 0.596%, 08/24/21	10,222,757	0.2
4,250,000	#	Kingsland III Ltd., 0.886%, 08/24/21	4,030,709	0.1
1,000,000	#	Landmark VI CDO Ltd., 1.042%, 01/14/18	970,918	0.0
7,075,000	#	Landmark VI CDO Ltd, 0.742%, 01/14/18	6,956,246	0.1
824,822		Lehman XS Trust, 0.434%, 08/25/35	802,061	0.0
2,919,485		Lehman XS Trust, 0.554%, 10/25/35	2,842,928	0.1
2,250,000	#	Madison Park Funding Ltd., 2.033%, 03/25/20	2,187,614	0.0
4,090,000	#	Madison Park Funding Ltd., 2.137%, 05/10/19	4,090,990	0.1
3,010,000		Madison Park Funding Ltd., 4.987%, 05/10/19	3,013,474	0.1
1,726,906	#	Mesa West Capital CDO Ltd., 0.414%, 02/25/47	1,696,037	0.0
1,875,000	#	Morgan Stanley Investment Management Croton Ltd, 0.689%, 01/15/18	1,845,137	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,300,000	#	MSIM Peconic Bay Ltd., 2.237%, 07/20/19	$3,294,862	0.1
10,000,000	#	Muir Grove CLO Ltd., 2.239%, 03/25/20	9,908,660	0.2
3,650,000	#	Muir Grove CLO Ltd., 3.239%, 03/25/20	3,650,402	0.1
9,900,000	#	Northwoods Capital V Ltd., 2.134%, 12/07/20	9,716,345	0.2
2,600,000	#	Oak Hill Credit Partners IV Ltd., 0.636%, 05/17/21	2,561,494	0.1
2,000,000	#	Oak Hill Credit Partners IV Ltd, 1.936%, 05/17/21	1,979,450	0.0
2,500,000		Park Place Securities, Inc., 0.874%, 03/25/35	2,174,850	0.0
1,000,000	#	Sargas CLO I Ltd., 1.784%, 08/27/20	991,450	0.0
11,237,912		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.394%, 03/25/36	9,533,907	0.2
325,272		Securitized Asset Backed Receivables, LLC Trust, 0.214%, 12/25/36	114,375	0.0
1,100,000	#	Silverado CLO 2006-I Ltd., 1.987%, 04/11/20	1,074,380	0.0
11,055,251		Small Business Administration, 5.160%, 02/01/28	12,166,174	0.3
970,589		Small Business Administration, 5.290%, 12/01/27	1,058,092	0.0
4,177,206		Small Business Administration, 5.471%, 03/10/18	4,517,635	0.1
6,885,157		Small Business Administration, 5.490%, 03/01/28	7,728,612	0.2
4,695,166		Small Business Administration, 5.902%, 02/10/18	5,102,709	0.1
3,200,862		Soundview Home Equity Loan Trust, 0.294%, 12/25/36	3,126,136	0.1
20,260		Specialty Underwriting & Residential Finance, 0.214%, 01/25/38	20,237	0.0
900,000	#	Stanfield Arnage CLO Ltd., 2.434%, 08/27/21	892,273	0.0
8,700,000	#	Stanfield Veyron CLO Ltd., 0.919%, 07/15/18	8,603,082	0.2
5,000,000	#	Stone Tower CLO IV Ltd., 2.107%, 03/16/18	4,919,275	0.1
836,338		Structured Asset Investment Loan Trust 2005-3, 0.724%, 04/25/35	834,869	0.0
2,010,000	#	Trade MAPS 1 Ltd., 2.400%, 12/10/18	2,024,437	0.1
3,400,000	#	WhiteHorse III Ltd./Corp, 0.988%, 05/01/18	3,373,079	0.1
750,000	#	WhiteHorse III Ltd/Corp, 2.088%, 05/01/18	738,643	0.0
			413,170,004	8.5

	Total Asset-Backed Securities
	(Cost $507,670,424)		516,251,168	10.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.7%
		Federal Home Loan Mortgage Corporation: 10.8%##
30,793		0.505%, due 12/15/29	30,857	0.0
112,600,000		0.750%, due 01/12/18	110,149,486	2.3
900,000		0.875%, due 03/07/18	882,584	0.0
11,800,000		1.000%, due 03/08/17	11,839,306	0.3
19,600,000		1.000%, due 06/29/17	19,547,786	0.4
14,600,000		1.000%, due 07/28/17	14,548,842	0.3
14,700,000		1.000%, due 09/29/17	14,597,027	0.3
21,800,000		1.250%, due 05/12/17	21,989,137	0.5
726,501		1.332%, due 10/25/44	732,924	0.0
1,384,590		1.532%, due 07/25/44	1,402,277	0.0
254,573		2.015%, due 09/01/35	267,935	0.0
21,184		2.336%, due 06/01/24	22,623	0.0
29,528		2.375%, due 11/01/31	31,452	0.0
111,395		2.375%, due 11/01/35	120,861	0.0
2,370,148		2.459%, due 06/01/35	2,529,715	0.1
610,868		2.576%, due 01/01/29	657,596	0.0
6,866,833		3.000%, due 02/01/27	7,063,121	0.2
3,671,394		3.000%, due 02/01/27	3,776,410	0.1
27,371,000	W	3.000%, due 05/01/43	26,311,444	0.6
1,084,557		3.255%, due 03/15/38	1,118,666	0.0
35,738		3.500%, due 07/15/32	36,951	0.0
62,197,000	W	3.500%, due 08/15/41	62,303,904	1.3
4,687,813		3.500%, due 08/01/42	4,723,712	0.1
800,000		3.750%, due 03/27/19	873,863	0.0
5,000,000	^	4.000%, due 11/15/38	1,490,618	0.0
28,483,000	W	4.000%, due 12/15/40	29,454,314	0.6
2,254,544		4.000%, due 03/15/41	2,205,433	0.1
6,348,990		4.000%, due 10/01/41	6,601,581	0.1
1,429,729		4.000%, due 11/01/41	1,486,741	0.0
745,550		4.000%, due 11/01/41	775,287	0.0
7,409,529		4.000%, due 12/01/41	7,705,113	0.2
2,239,250	^	4.000%, due 04/15/43	436,134	0.0
73,185		4.500%, due 06/01/39	78,077	0.0
389,509		4.500%, due 10/01/39	416,102	0.0
10,116,503		4.500%, due 05/01/40	10,805,470	0.2
101,812		4.500%, due 09/01/40	108,793	0.0
7,627,813	^	4.500%, due 12/15/40	1,433,435	0.0
67,408		4.500%, due 03/01/41	71,964	0.0
2,389,805		4.500%, due 08/01/41	2,554,221	0.1
2,299,733		4.500%, due 08/01/41	2,457,683	0.1
3,254,502		4.500%, due 08/01/41	3,476,089	0.1
2,479,671		4.500%, due 09/01/41	2,649,723	0.1
893,451		4.500%, due 09/01/41	954,807	0.0
3,630,595		4.500%, due 09/01/41	3,879,354	0.1
945,456		4.500%, due 09/01/41	1,010,213	0.0
4,856,818		4.500%, due 10/01/41	5,191,529	0.1
3,983,843		4.500%, due 01/15/42	4,110,300	0.1
1,173,035	^	4.975%, due 03/15/33	1,239,211	0.0
98,309		5.000%, due 08/15/16	98,464	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
1,095,482		5.000%, due 12/15/17	$1,157,802	0.0
153,057		5.000%, due 05/01/28	166,905	0.0
4,271,989		5.000%, due 02/15/35	4,634,860	0.1
3,802,152		5.000%, due 02/15/35	4,079,916	0.1
595,550		5.000%, due 02/15/35	616,411	0.0
611,491		5.000%, due 05/01/35	667,337	0.0
4,168,293	^	5.000%, due 02/15/40	835,428	0.0
1,753,959		5.000%, due 01/01/41	1,912,896	0.1
62,625		5.400%, due 03/01/35	66,022	0.0
500,000		5.500%, due 08/23/17	572,087	0.0
7,855,400	^	5.500%, due 12/15/18	522,123	0.0
21,688		5.500%, due 01/01/19	23,813	0.0
231,507		5.500%, due 09/01/19	251,381	0.0
41,439		5.500%, due 11/01/21	45,508	0.0
2,181,994		5.500%, due 11/15/22	2,353,551	0.1
172,258		5.500%, due 03/01/23	189,244	0.0
1,175,697		5.500%, due 12/15/32	1,285,439	0.0
982,851		5.500%, due 02/15/33	1,067,319	0.0
51,374		5.500%, due 03/01/34	56,982	0.0
1,810,730		5.500%, due 09/15/34	1,964,748	0.1
13,296,070		5.500%, due 02/15/36	14,417,395	0.3
26,887		5.500%, due 05/01/36	29,565	0.0
6,553,415		5.500%, due 08/15/36	7,285,022	0.2
40,419		5.500%, due 12/01/36	44,454	0.0
245,765		5.500%, due 03/01/37	270,241	0.0
89,411		5.500%, due 04/01/37	98,315	0.0
377,589		5.500%, due 05/01/37	415,381	0.0
5,487,622		5.500%, due 06/15/37	5,993,194	0.1
674,376		5.500%, due 07/01/37	744,646	0.0
6,751,373		5.500%, due 07/15/37	7,410,597	0.2
219,736		5.500%, due 09/01/37	241,620	0.0
43,204		5.500%, due 09/01/37	47,668	0.0
69,528		5.500%, due 10/01/37	76,453	0.0
251,150		5.500%, due 11/01/37	276,162	0.0
205,440		5.500%, due 12/01/37	225,900	0.0
51,076		5.500%, due 01/01/38	56,163	0.0
34,908		5.500%, due 01/01/38	38,761	0.0
691,463		5.500%, due 02/01/38	760,326	0.0
532,547		5.500%, due 02/01/38	585,583	0.0
321,300		5.500%, due 03/01/38	353,298	0.0
38,930		5.500%, due 04/01/38	42,807	0.0
61,480		5.500%, due 05/01/38	67,603	0.0
257,984		5.500%, due 05/01/38	284,870	0.0
1,019,799		5.500%, due 06/01/38	1,121,360	0.0
277,503		5.500%, due 06/01/38	305,139	0.0
1,182,718		5.500%, due 07/01/38	1,300,505	0.0
39,380		5.500%, due 08/01/38	43,302	0.0
231,851		5.500%, due 08/01/38	254,941	0.0
274,561		5.500%, due 09/01/38	301,904	0.0
250,883		5.500%, due 10/01/38	275,869	0.0
262,966		5.500%, due 10/01/38	289,155	0.0
32,827		5.500%, due 11/01/38	36,096	0.0
852,970		5.500%, due 11/01/38	937,918	0.0
80,435		5.500%, due 12/01/38	89,065	0.0
69,594		5.500%, due 12/01/38	76,405	0.0
184,030		5.500%, due 01/01/39	202,367	0.0
530,815		5.500%, due 03/01/39	583,679	0.0
176,918		5.500%, due 07/01/39	194,537	0.0
118,726		5.500%, due 12/01/39	130,549	0.0
682,779		5.500%, due 03/01/40	750,777	0.0
536,881		5.500%, due 08/01/40	590,349	0.0
231,668		5.500%, due 08/01/40	255,173	0.0
239,858		5.500%, due 08/01/40	263,746	0.0
13,307		5.679%, due 03/01/36	13,936	0.0
5,621,300	^	5.845%, due 05/15/36	688,654	0.0
7,123,586	^	5.895%, due 07/15/40	1,144,812	0.0
236,072		6.000%, due 01/01/22	262,216	0.0
262,274		6.000%, due 03/01/22	290,979	0.0
669,917		6.000%, due 10/01/22	744,058	0.0
2,166,751		6.000%, due 09/01/27	2,402,605	0.1
901,562		6.000%, due 01/15/29	999,842	0.0
872,770		6.000%, due 01/15/29	970,520	0.0
23,217		6.000%, due 02/01/29	25,819	0.0
1,130,559		6.000%, due 07/15/32	1,255,683	0.0
1,233,617	^	6.000%, due 04/15/33	279,151	0.0
33,571		6.000%, due 05/01/35	37,780	0.0
1,203,726		6.000%, due 03/01/37	1,335,435	0.0
101,908		6.000%, due 08/01/37	113,406	0.0
12,870,316		6.000%, due 10/15/37	14,084,772	0.3
77,117		6.000%, due 11/01/37	85,673	0.0
774,125		6.000%, due 11/01/37	859,772	0.0
1,209,509		6.000%, due 12/01/37	1,343,327	0.0
103,793		6.000%, due 12/01/37	115,276	0.0
1,794,320		6.000%, due 01/01/38	1,992,840	0.1
1,663,294		6.000%, due 01/01/38	1,847,318	0.0
201,896		6.000%, due 02/01/38	224,234	0.0
90,710		6.000%, due 08/01/39	100,842	0.0
8,891		6.000%, due 09/01/39	9,891	0.0
4,919,493	^	6.330%, due 06/15/36	783,682	0.0
15,132,812	^	6.395%, due 05/15/41	3,124,576	0.1
5,830,415	^	6.445%, due 09/15/33	899,071	0.0
9,099,387	^	6.445%, due 12/15/39	1,332,265	0.0
20,874		6.500%, due 07/01/19	23,390	0.0
3,699,912		6.500%, due 09/01/34	4,228,956	0.1
6,485,611		6.500%, due 03/15/42	7,451,637	0.2
512,470		6.500%, due 02/25/43	601,457	0.0
21,005,410	^	6.545%, due 11/15/25	3,353,936	0.1
894,841		7.000%, due 09/01/26	1,032,301	0.0
60,693		7.000%, due 11/01/31	66,480	0.0
25,343		8.250%, due 08/15/21	28,634	0.0
919,013		19.395%, due 03/15/35	1,249,402	0.0
4,552,375	^	23.998%, due 01/15/36	2,526,812	0.1
			524,419,207	10.8

		Federal National Mortgage Association: 15.0%##
15,200,000		0.354%, due 10/27/37	15,163,634	0.3
31,276		0.654%, due 03/25/17	31,438	0.0
11,700,000		0.875%, due 08/28/17	11,600,129	0.3
21,000,000		0.875%, due 12/20/17	20,669,796	0.4
4,800,000		0.875%, due 02/08/18	4,703,755	0.1
900,000		0.875%, due 05/21/18	876,698	0.0
111,473		1.054%, due 04/25/32	114,145	0.0
3,000,000		1.125%, due 04/27/17	3,017,517	0.1
5,500,000		1.250%, due 01/30/17	5,565,268	0.1
85,630		1.329%, due 08/01/42	88,253	0.0
106,329		1.329%, due 08/01/42	109,006	0.0
109,767		1.329%, due 10/01/44	112,113	0.0
971,989		1.872%, due 08/01/35	1,022,615	0.0
445,513		2.069%, due 04/01/35	470,532	0.0
428,750		2.225%, due 02/01/34	459,000	0.0
595,858		2.278%, due 10/01/35	637,881	0.0
1,010,132		2.300%, due 10/01/35	1,070,032	0.0
1,213,565		2.347%, due 10/01/35	1,298,846	0.0
2,155,079		2.485%, due 11/01/34	2,299,642	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,507,000	W	2.500%, due 11/25/26	$1,502,291	0.0
606,254		2.560%, due 09/01/34	643,791	0.0
7,144,000	W	3.000%, due 10/25/26	7,320,367	0.2
4,352,126		3.000%, due 10/01/27	4,482,362	0.1
11,487,981	^	3.000%, due 10/25/32	1,438,221	0.0
11,971,942		3.000%, due 05/01/43	11,592,613	0.3
90,735,000	W	3.000%, due 05/01/43	87,346,610	1.8
28,894		3.029%, due 05/01/36	30,031	0.0
10,969,000	W	3.500%, due 01/25/26	11,474,602	0.3
1,000	W	3.500%, due 12/25/40	1,003	0.0
2,928,539		3.500%, due 12/01/41	2,953,841	0.1
5,438,555		3.500%, due 08/01/42	5,485,543	0.1
1,857,166		3.500%, due 08/01/42	1,873,212	0.1
972,099		3.500%, due 08/01/42	980,498	0.0
1,803,203		3.500%, due 10/01/42	1,818,782	0.1
945,415		3.500%, due 03/01/43	952,106	0.0
813,374	^	3.500%, due 08/25/43	154,693	0.0
14,388		4.000%, due 07/01/18	15,240	0.0
812,650		4.000%, due 10/01/18	860,900	0.0
1,768,762	^	4.000%, due 11/01/18	112,225	0.0
193,072		4.000%, due 12/01/18	204,529	0.0
1,170,254		4.000%, due 05/01/19	1,239,253	0.0
6,044		4.000%, due 06/01/19	6,399	0.0
653,805		4.000%, due 05/01/20	692,692	0.0
195,129		4.000%, due 07/01/21	208,079	0.0
4,389,578		4.000%, due 03/01/24	4,655,049	0.1
2,980,154		4.000%, due 06/01/24	3,161,622	0.1
1,346,103		4.000%, due 12/01/24	1,426,461	0.0
297,893		4.000%, due 06/01/25	315,647	0.0
7,945		4.000%, due 06/01/25	8,429	0.0
11,199		4.000%, due 08/01/25	11,882	0.0
8,616		4.000%, due 08/01/25	9,138	0.0
8,304		4.000%, due 09/01/25	8,811	0.0
825,272		4.000%, due 10/01/25	875,772	0.0
198,239		4.000%, due 11/01/25	210,473	0.0
282,560		4.000%, due 01/01/26	299,725	0.0
2,479		4.000%, due 01/01/26	2,630	0.0
9,735		4.000%, due 01/01/26	10,326	0.0
39,962		4.000%, due 02/01/26	42,381	0.0
47,930		4.000%, due 04/01/26	50,858	0.0
14,075		4.000%, due 04/01/26	14,941	0.0
45,129		4.000%, due 05/01/26	47,915	0.0
410,513		4.000%, due 06/01/26	435,812	0.0
107,799		4.000%, due 06/01/26	114,438	0.0
46,410		4.000%, due 06/01/26	49,256	0.0
293,249		4.000%, due 08/01/26	311,096	0.0
465,976		4.000%, due 09/01/26	494,768	0.0
22,417		4.000%, due 05/01/29	23,637	0.0
161,287		4.000%, due 11/01/30	170,248	0.0
80,043		4.000%, due 02/01/31	84,511	0.0
1,469,000	W	4.000%, due 02/25/39	1,522,022	0.0
43,784,762		4.000%, due 12/01/39	45,629,947	1.0
3,900,407		4.000%, due 07/01/42	4,060,108	0.1
9,814,631		4.000%, due 07/01/42	10,218,872	0.2
986,995		4.000%, due 07/01/42	1,026,705	0.0
3,373,853		4.000%, due 07/01/42	3,512,355	0.1
2,547,629		4.000%, due 08/01/42	2,652,337	0.1
1,614,267		4.000%, due 08/01/42	1,680,947	0.1
1,024,652		4.000%, due 08/01/42	1,065,227	0.0
1,313,268	^	4.000%, due 08/25/43	264,517	0.0
1,951,201		4.000%, due 10/01/43	2,031,775	0.1
978,582		4.000%, due 10/01/43	1,019,066	0.0
266,598		4.385%, due 12/01/36	283,783	0.0
160,628		4.500%, due 11/01/17	170,403	0.0
180,764		4.500%, due 04/01/18	191,914	0.0
590,199		4.500%, due 04/01/18	626,623	0.0
1,807		4.500%, due 05/01/18	1,918	0.0
588,875		4.500%, due 05/01/18	625,150	0.0
26,766		4.500%, due 06/01/18	28,416	0.0
3,562		4.500%, due 08/01/18	3,780	0.0
501,227		4.500%, due 09/01/18	532,049	0.0
810,448		4.500%, due 10/01/18	860,321	0.0
545,393		4.500%, due 12/01/18	579,087	0.0
21,619		4.500%, due 05/01/19	22,952	0.0
799,460		4.500%, due 05/01/19	848,792	0.0
114,299		4.500%, due 05/01/19	121,343	0.0
803,675		4.500%, due 01/01/20	853,490	0.0
188,660		4.500%, due 02/01/20	200,154	0.0
22,818		4.500%, due 05/01/20	24,188	0.0
635,208		4.500%, due 08/01/20	674,518	0.0
39,728		4.500%, due 08/01/20	42,222	0.0
35,478		4.500%, due 09/01/20	37,712	0.0
40,412		4.500%, due 12/01/20	42,910	0.0
653,442		4.500%, due 11/01/21	693,821	0.0
4,823,583		4.500%, due 03/01/22	5,120,596	0.1
119,500		4.500%, due 11/01/22	126,952	0.0
3,439		4.500%, due 03/01/23	3,654	0.0
9,609		4.500%, due 04/01/23	10,206	0.0
86,319		4.500%, due 05/01/23	91,725	0.0
1,079,283		4.500%, due 05/01/23	1,145,411	0.0
65,411		4.500%, due 05/01/23	69,501	0.0
2,671		4.500%, due 06/01/23	2,836	0.0
285,833		4.500%, due 07/01/23	303,765	0.0
437,195		4.500%, due 04/01/24	464,322	0.0
113,879		4.500%, due 04/01/24	120,910	0.0
257,427		4.500%, due 05/01/24	273,614	0.0
33,832		4.500%, due 05/01/24	35,929	0.0
107,634		4.500%, due 06/01/24	114,332	0.0
153,901		4.500%, due 08/01/24	163,484	0.0
15,806		4.500%, due 09/01/24	16,792	0.0
160,714		4.500%, due 01/01/25	172,992	0.0
158,813		4.500%, due 02/01/25	168,595	0.0
107,034		4.500%, due 03/01/25	115,223	0.0
81,689		4.500%, due 04/01/25	87,929	0.0
26,445		4.500%, due 04/01/25	28,463	0.0
63,578		4.500%, due 04/01/25	68,348	0.0
42,770		4.500%, due 04/01/25	46,043	0.0
180,567		4.500%, due 05/01/25	194,123	0.0
8,765		4.500%, due 06/01/25	9,434	0.0
1,181,475		4.500%, due 07/01/25	1,271,821	0.0
9,206		4.500%, due 07/01/25	9,783	0.0
215,708		4.500%, due 10/01/25	229,966	0.0
613,270		4.500%, due 03/01/26	660,267	0.0
111,793		4.500%, due 05/01/26	120,172	0.0
148,799		4.500%, due 06/01/26	158,248	0.0
136,267		4.500%, due 07/01/26	144,746	0.0
2,856,339		4.500%, due 04/01/29	3,045,185	0.1
535,731		4.500%, due 06/01/29	574,400	0.0
40,841		4.500%, due 06/01/29	43,796	0.0
483,325		4.500%, due 07/01/29	518,389	0.0
10,712		4.500%, due 10/01/29	11,490	0.0
63,224		4.500%, due 06/01/30	67,843	0.0
1,614,518		4.500%, due 10/01/30	1,731,944	0.1
322,149		4.500%, due 05/01/31	348,488	0.0
220,772		4.500%, due 10/01/33	236,675	0.0
85,975		4.500%, due 01/01/34	92,123	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
27,783		4.500%, due 07/01/34	$29,746	0.0
9,730,000	W	4.500%, due 05/15/35	10,347,247	0.2
129,583		4.500%, due 09/01/35	138,436	0.0
10,097		4.500%, due 09/01/35	10,779	0.0
210,496		4.500%, due 11/01/35	225,334	0.0
472,272		4.500%, due 02/01/36	504,393	0.0
6,281,985		4.500%, due 06/01/36	6,699,524	0.2
525,201		4.500%, due 01/01/37	560,766	0.0
173,617		4.500%, due 09/01/37	186,089	0.0
18,997		4.500%, due 02/01/38	20,281	0.0
156,494		4.500%, due 01/01/39	167,211	0.0
207,998		4.500%, due 02/01/39	222,244	0.0
102,848		4.500%, due 04/01/39	109,946	0.0
502,913		4.500%, due 04/01/39	537,787	0.0
527,904		4.500%, due 04/01/39	564,119	0.0
556,641		4.500%, due 05/01/39	594,800	0.0
19,780		4.500%, due 05/01/39	21,223	0.0
4,290		4.500%, due 05/01/39	4,580	0.0
506,007		4.500%, due 05/01/39	540,773	0.0
63,759		4.500%, due 05/01/39	68,363	0.0
73,771		4.500%, due 06/01/39	78,775	0.0
550,824		4.500%, due 06/01/39	588,852	0.0
474,945		4.500%, due 07/01/39	507,057	0.0
147,745		4.500%, due 07/01/39	157,967	0.0
267,478		4.500%, due 07/01/39	287,020	0.0
641,452		4.500%, due 08/01/39	685,864	0.0
1,449,156		4.500%, due 08/01/39	1,549,415	0.0
334,244		4.500%, due 08/01/39	357,349	0.0
451,608		4.500%, due 08/01/39	482,380	0.0
1,021,538		4.500%, due 09/01/39	1,091,753	0.0
1,066,310		4.500%, due 10/01/39	1,139,946	0.0
62,884		4.500%, due 11/01/39	67,215	0.0
519,771		4.500%, due 11/01/39	555,325	0.0
26,973		4.500%, due 12/01/39	28,836	0.0
84,355		4.500%, due 12/01/39	90,207	0.0
14,448		4.500%, due 01/01/40	15,442	0.0
9,452,796		4.500%, due 01/01/40	10,104,890	0.2
2,565,663		4.500%, due 01/01/40	2,742,983	0.1
1,028,339		4.500%, due 02/01/40	1,105,215	0.0
468,931		4.500%, due 02/01/40	501,227	0.0
4,803,832		4.500%, due 04/01/40	5,135,631	0.1
383,287		4.500%, due 04/01/40	409,706	0.0
141,361		4.500%, due 05/01/40	151,008	0.0
272,044		4.500%, due 06/01/40	290,935	0.0
742,721		4.500%, due 06/01/40	794,306	0.0
1,970,126		4.500%, due 06/01/40	2,106,378	0.1
21,837		4.500%, due 06/01/40	23,357	0.0
470,041		4.500%, due 06/01/40	502,653	0.0
747,019		4.500%, due 07/01/40	798,774	0.0
371,236		4.500%, due 07/01/40	397,014	0.0
495,797		4.500%, due 07/01/40	530,087	0.0
556,661		4.500%, due 08/01/40	595,069	0.0
75,832		4.500%, due 08/01/40	81,169	0.0
20,083		4.500%, due 08/01/40	21,463	0.0
176,475		4.500%, due 08/01/40	188,779	0.0
17,673		4.500%, due 08/01/40	18,900	0.0
549,827		4.500%, due 08/01/40	588,006	0.0
183,404		4.500%, due 08/01/40	196,030	0.0
7,711,603		4.500%, due 08/01/40	8,247,796	0.2
810,663		4.500%, due 08/01/40	866,936	0.0
15,898		4.500%, due 08/01/40	17,003	0.0
552,283		4.500%, due 08/01/40	590,433	0.0
879,809		4.500%, due 09/01/40	940,731	0.0
79,761		4.500%, due 09/01/40	85,278	0.0
140,723		4.500%, due 09/01/40	150,485	0.0
128,628		4.500%, due 09/01/40	137,511	0.0
13,895		4.500%, due 09/01/40	14,859	0.0
130,524		4.500%, due 09/01/40	139,565	0.0
105,219		4.500%, due 09/01/40	112,536	0.0
1,230,812		4.500%, due 09/01/40	1,316,079	0.0
818,337		4.500%, due 10/01/40	875,078	0.0
999,710		4.500%, due 10/01/40	1,070,196	0.0
453,200		4.500%, due 10/01/40	484,096	0.0
349,606		4.500%, due 10/01/40	373,775	0.0
232,282		4.500%, due 10/01/40	248,391	0.0
4,183,736		4.500%, due 11/01/40	4,473,238	0.1
2,449,035		4.500%, due 11/01/40	2,619,589	0.1
480,980		4.500%, due 11/01/40	514,245	0.0
812,894		4.500%, due 11/01/40	868,391	0.0
160,190		4.500%, due 11/01/40	171,328	0.0
347,092		4.500%, due 11/01/40	371,175	0.0
771,027		4.500%, due 12/01/40	824,434	0.0
153,901		4.500%, due 12/01/40	164,585	0.0
397,420		4.500%, due 12/01/40	424,945	0.0
221,922		4.500%, due 12/01/40	237,387	0.0
272,223		4.500%, due 12/01/40	291,115	0.0
596,186		4.500%, due 12/01/40	636,384	0.0
20,204		4.500%, due 12/01/40	21,601	0.0
203,256		4.500%, due 12/01/40	217,274	0.0
67,454		4.500%, due 01/01/41	72,131	0.0
327,193		4.500%, due 01/01/41	349,830	0.0
7,066,294		4.500%, due 01/01/41	7,553,776	0.2
700,110		4.500%, due 01/01/41	748,785	0.0
949,818		4.500%, due 01/01/41	1,015,568	0.0
2,902,944		4.500%, due 01/01/41	3,103,618	0.1
493,688		4.500%, due 02/01/41	527,952	0.0
176,733		4.500%, due 02/01/41	188,993	0.0
359,081		4.500%, due 02/01/41	384,007	0.0
234,912		4.500%, due 02/01/41	251,178	0.0
469,336		4.500%, due 02/01/41	501,809	0.0
7,660,565		4.500%, due 02/01/41	8,192,052	0.2
31,703		4.500%, due 03/01/41	33,903	0.0
346,855		4.500%, due 03/01/41	370,808	0.0
560,292		4.500%, due 03/01/41	598,899	0.0
830,179		4.500%, due 03/01/41	887,660	0.0
181,782		4.500%, due 03/01/41	194,347	0.0
136,406		4.500%, due 03/01/41	145,779	0.0
172,379		4.500%, due 03/01/41	184,376	0.0
1,097,175		4.500%, due 03/01/41	1,172,893	0.0
458,094		4.500%, due 03/01/41	489,776	0.0
621,601		4.500%, due 04/01/41	664,559	0.0
84,629		4.500%, due 04/01/41	90,528	0.0
1,354,200		4.500%, due 04/01/41	1,448,413	0.0
2,655,496		4.500%, due 04/01/41	2,840,218	0.1
207,178		4.500%, due 04/01/41	221,385	0.0
39,034		4.500%, due 04/01/41	41,743	0.0
531,101		4.500%, due 04/01/41	567,776	0.0
233,190		4.500%, due 04/01/41	249,416	0.0
187,506		4.500%, due 04/01/41	200,445	0.0
148,898		4.500%, due 04/01/41	159,060	0.0
2,177,224		4.500%, due 05/01/41	2,328,216	0.1
433,742		4.500%, due 05/01/41	463,502	0.0
15,531,076		4.500%, due 05/01/41	16,658,151	0.4
166,739		4.500%, due 05/01/41	178,270	0.0
813,100		4.500%, due 05/01/41	873,493	0.0
16,519		4.500%, due 05/01/41	17,718	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,964,892		4.500%, due 05/01/41	$2,101,435	0.1
2,457,412		4.500%, due 05/01/41	2,627,583	0.1
27,764		4.500%, due 05/01/41	29,661	0.0
148,602		4.500%, due 05/01/41	158,836	0.0
220,793		4.500%, due 06/01/41	236,046	0.0
1,506,389		4.500%, due 06/01/41	1,611,523	0.0
75,483		4.500%, due 06/01/41	80,715	0.0
1,542,271		4.500%, due 06/01/41	1,648,252	0.1
716,041		4.500%, due 07/01/41	765,497	0.0
644,209		4.500%, due 07/01/41	688,650	0.0
83,647		4.500%, due 07/01/41	89,432	0.0
310,738		4.500%, due 07/01/41	332,231	0.0
231,118		4.500%, due 07/01/41	247,108	0.0
34,527		4.500%, due 07/01/41	36,915	0.0
13,488		4.500%, due 07/01/41	14,410	0.0
565,612		4.500%, due 07/01/41	604,550	0.0
107,018		4.500%, due 08/01/41	114,400	0.0
952,785		4.500%, due 08/01/41	1,019,736	0.0
664,155		4.500%, due 08/01/41	710,079	0.0
310,713		4.500%, due 08/01/41	332,141	0.0
211,300		4.500%, due 08/01/41	225,648	0.0
694,007		4.500%, due 08/01/41	741,370	0.0
276,779		4.500%, due 08/01/41	295,697	0.0
793,548		4.500%, due 08/01/41	848,506	0.0
806,567		4.500%, due 09/01/41	862,145	0.0
100,150		4.500%, due 09/01/41	107,098	0.0
31,996		4.500%, due 09/01/41	34,206	0.0
7,776,560		4.500%, due 09/01/41	8,313,218	0.2
2,651,577		4.500%, due 09/01/41	2,832,304	0.1
7,814,924		4.500%, due 09/01/41	8,352,054	0.2
5,236,122		4.500%, due 10/01/41	5,597,741	0.1
232,487		4.500%, due 10/01/41	248,372	0.0
173,321		4.500%, due 10/01/41	185,357	0.0
612,164		4.500%, due 10/01/41	654,182	0.0
1,935,771		4.500%, due 10/01/41	2,068,670	0.1
4,505,141		4.500%, due 10/01/41	4,814,431	0.1
753,843		4.500%, due 10/01/41	806,074	0.0
158,191		4.500%, due 10/01/41	169,020	0.0
1,720,680		4.500%, due 11/01/41	1,839,235	0.1
32,435		4.500%, due 11/01/41	34,679	0.0
823,419		4.500%, due 12/01/41	879,926	0.0
3,869,101		4.500%, due 12/01/41	4,134,403	0.1
161,219		4.500%, due 01/01/42	172,300	0.0
63,011		4.500%, due 01/01/42	67,593	0.0
311,168		4.500%, due 01/01/42	332,374	0.0
39,114		4.500%, due 02/01/42	41,770	0.0
229,688		4.500%, due 03/01/42	245,430	0.0
39,268		4.500%, due 03/01/42	42,024	0.0
356,589		4.500%, due 04/01/42	380,981	0.0
29,146		4.500%, due 08/01/42	31,280	0.0
26,276		4.500%, due 09/01/42	28,052	0.0
29,888		4.500%, due 01/01/43	31,944	0.0
46,491		4.500%, due 12/01/43	49,702	0.0
524,099		4.996%, due 07/01/35	567,024	0.0
1,600,000		5.000%, due 02/13/17	1,787,022	0.1
1,800,000		5.000%, due 05/11/17	2,019,548	0.1
5,333,633	^	5.000%, due 05/25/18	342,518	0.0
4,799		5.000%, due 04/01/23	5,227	0.0
99,836		5.000%, due 12/01/23	106,352	0.0
315,634		5.000%, due 04/01/26	343,608	0.0
372,067		5.000%, due 05/01/26	405,042	0.0
226,344		5.000%, due 08/01/27	246,404	0.0
105,810		5.000%, due 04/01/28	115,766	0.0
585,464		5.000%, due 05/01/33	640,647	0.0
1,249,178		5.000%, due 06/01/33	1,372,904	0.0
98,172		5.000%, due 08/01/33	107,605	0.0
1,326,405		5.000%, due 09/01/33	1,457,119	0.0
314,505		5.000%, due 02/01/34	346,123	0.0
655,238		5.000%, due 03/01/34	718,918	0.0
232,590		5.000%, due 06/01/34	254,439	0.0
1,965,340		5.000%, due 07/25/34	2,018,722	0.1
39,239		5.000%, due 11/01/34	42,883	0.0
1,428,957		5.000%, due 02/01/35	1,566,795	0.0
1,611,053		5.000%, due 03/01/35	1,761,813	0.1
154,798		5.000%, due 04/01/35	169,064	0.0
50,450		5.000%, due 05/01/35	55,169	0.0
2,136,238		5.000%, due 07/01/35	2,339,042	0.1
5,842,833		5.000%, due 07/01/35	6,394,928	0.1
513,284		5.000%, due 08/01/35	560,724	0.0
28,024		5.000%, due 09/01/35	30,753	0.0
564,818		5.000%, due 10/01/35	617,151	0.0
16,271		5.000%, due 10/01/35	17,777	0.0
951,605		5.000%, due 02/01/36	1,039,251	0.0
305,022		5.000%, due 03/01/36	333,250	0.0
299,466		5.000%, due 04/01/36	326,764	0.0
292,416		5.000%, due 05/01/36	319,564	0.0
1,847,723		5.000%, due 07/01/36	2,022,054	0.1
8,389,500		5.000%, due 12/01/36	9,166,234	0.2
6,884,686		5.000%, due 07/01/37	7,547,700	0.2
2,658,905		5.000%, due 07/01/37	2,920,747	0.1
202,317		5.000%, due 04/01/39	220,563	0.0
242,293		5.000%, due 07/01/39	264,401	0.0
1,814,835		5.000%, due 11/01/40	1,983,011	0.1
1,412,292		5.000%, due 02/01/41	1,543,674	0.0
614,246		5.000%, due 03/01/41	673,444	0.0
279,083		5.000%, due 04/01/41	306,046	0.0
949,604		5.000%, due 05/01/41	1,042,797	0.0
3,498,100		5.000%, due 06/01/41	3,841,153	0.1
2,082,100		5.000%, due 06/01/41	2,284,339	0.1
10,730,601	^	5.000%, due 04/25/42	2,428,161	0.1
500,000		5.375%, due 06/12/17	566,731	0.0
1,069		5.500%, due 10/01/14	1,138	0.0
1,028		5.500%, due 10/01/16	1,096	0.0
6,902		5.500%, due 11/01/16	7,359	0.0
18,904		5.500%, due 12/01/16	20,157	0.0
2,282		5.500%, due 04/01/17	2,434	0.0
199,252		5.500%, due 01/01/18	212,501	0.0
2,161		5.500%, due 01/01/18	2,306	0.0
62,805		5.500%, due 02/01/18	67,360	0.0
4,124		5.500%, due 02/01/18	4,422	0.0
3,868		5.500%, due 03/01/18	4,125	0.0
985		5.500%, due 06/01/18	1,051	0.0
15,197		5.500%, due 10/01/18	16,217	0.0
10,280		5.500%, due 01/01/20	11,023	0.0
8,361		5.500%, due 02/01/21	9,111	0.0
3,267		5.500%, due 12/01/22	3,560	0.0
263,228		5.500%, due 06/01/23	290,264	0.0
455,927		5.500%, due 02/01/24	502,775	0.0
54,037		5.500%, due 01/01/25	58,850	0.0
2,901,180		5.500%, due 05/01/25	3,110,868	0.1
15,488		5.500%, due 08/01/25	16,869	0.0
10,478		5.500%, due 01/01/32	11,584	0.0
4,281		5.500%, due 04/01/33	4,768	0.0
87,951		5.500%, due 10/01/33	97,114	0.0
94,296		5.500%, due 10/01/33	104,194	0.0
40,272		5.500%, due 11/01/33	44,789	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
140,067		5.500%, due 11/01/33	$154,660	0.0
60,364		5.500%, due 11/01/33	67,160	0.0
3,451		5.500%, due 11/01/33	3,832	0.0
552,618		5.500%, due 12/01/33	614,726	0.0
76,160		5.500%, due 12/01/33	84,095	0.0
1,100,376		5.500%, due 12/01/33	1,223,640	0.0
5,263		5.500%, due 12/01/33	5,856	0.0
81,992		5.500%, due 12/01/33	91,308	0.0
130,186		5.500%, due 12/01/33	144,595	0.0
3,420		5.500%, due 01/01/34	3,807	0.0
153,907		5.500%, due 01/01/34	171,275	0.0
42,512		5.500%, due 01/01/34	47,323	0.0
46,882		5.500%, due 01/01/34	51,795	0.0
230,202		5.500%, due 11/01/34	256,400	0.0
100,737		5.500%, due 11/01/34	111,128	0.0
4,564		5.500%, due 12/01/34	5,081	0.0
115,739		5.500%, due 01/01/35	128,464	0.0
141,453		5.500%, due 01/01/35	156,190	0.0
29,381		5.500%, due 01/01/35	32,715	0.0
53,505		5.500%, due 02/01/35	59,611	0.0
6,832,530		5.500%, due 02/01/35	7,608,321	0.2
160,541		5.500%, due 03/01/35	176,991	0.0
2,767,647		5.500%, due 08/01/35	3,094,164	0.1
3,425		5.500%, due 11/01/35	3,805	0.0
4,236		5.500%, due 12/01/35	4,702	0.0
2,389		5.500%, due 12/01/35	2,655	0.0
460,938		5.500%, due 01/01/36	511,828	0.0
6,636		5.500%, due 02/01/36	7,337	0.0
66,945		5.500%, due 04/01/36	74,309	0.0
4,580,215		5.500%, due 07/01/36	5,101,150	0.1
2,951		5.500%, due 08/01/36	3,271	0.0
224,635		5.500%, due 09/01/36	250,201	0.0
80,443		5.500%, due 01/01/37	88,824	0.0
457,369		5.500%, due 01/01/37	507,253	0.0
284,320		5.500%, due 02/01/37	314,086	0.0
1,565,906		5.500%, due 03/01/37	1,739,465	0.1
59,932		5.500%, due 04/01/37	66,176	0.0
3,211		5.500%, due 05/01/37	3,546	0.0
205,726		5.500%, due 05/01/37	227,160	0.0
140,337		5.500%, due 06/01/37	155,124	0.0
154,159		5.500%, due 06/01/37	170,220	0.0
226,982		5.500%, due 06/01/37	250,631	0.0
165,203		5.500%, due 07/01/37	182,415	0.0
158,182		5.500%, due 08/01/37	174,662	0.0
227,821		5.500%, due 08/01/37	253,111	0.0
627,166		5.500%, due 09/01/37	692,509	0.0
2,472		5.500%, due 11/01/37	2,729	0.0
2,996,629		5.500%, due 01/01/38	3,308,839	0.1
6,927		5.500%, due 02/01/38	7,651	0.0
3,959		5.500%, due 02/01/38	4,371	0.0
1,523,270		5.500%, due 03/01/38	1,689,610	0.1
146,920		5.500%, due 03/01/38	162,228	0.0
145,039		5.500%, due 04/01/38	160,150	0.0
2,787		5.500%, due 04/01/38	3,077	0.0
588,932		5.500%, due 04/01/38	650,292	0.0
2,034,102		5.500%, due 05/01/38	2,246,029	0.1
16,082		5.500%, due 05/01/38	17,758	0.0
999,482		5.500%, due 05/01/38	1,103,615	0.0
15,288,461		5.500%, due 06/01/38	16,882,446	0.4
552,803		5.500%, due 06/01/38	610,604	0.0
160,708		5.500%, due 06/01/38	177,452	0.0
3,277		5.500%, due 07/01/38	3,619	0.0
245,082		5.500%, due 07/01/38	272,068	0.0
422,772		5.500%, due 07/01/38	466,820	0.0
508,118		5.500%, due 08/01/38	561,058	0.0
136,772		5.500%, due 08/01/38	151,022	0.0
401,271		5.500%, due 11/01/38	443,078	0.0
6,372		5.500%, due 12/01/38	7,035	0.0
2,460		5.500%, due 12/01/38	2,717	0.0
201,229		5.500%, due 12/01/38	222,194	0.0
2,489,295		5.500%, due 01/01/39	2,748,957	0.1
633,267		5.500%, due 01/01/39	699,333	0.0
867,386		5.500%, due 06/01/39	960,605	0.0
1,594,382		5.500%, due 06/01/39	1,769,934	0.1
153,740		5.500%, due 05/01/40	169,911	0.0
171,563		5.500%, due 06/01/40	190,302	0.0
12,263,430	^	5.500%, due 11/25/40	2,368,585	0.1
111,600		5.500%, due 07/01/41	123,227	0.0
5,639,176		5.500%, due 09/01/41	6,226,705	0.1
1,833,923		5.500%, due 09/01/41	2,038,049	0.1
16,035		6.000%, due 06/01/16	16,589	0.0
30,031		6.000%, due 08/01/16	31,269	0.0
400		6.000%, due 08/01/16	415	0.0
9,111		6.000%, due 10/01/16	9,442	0.0
8,243		6.000%, due 10/01/16	8,550	0.0
6,617		6.000%, due 01/01/17	6,876	0.0
7,352		6.000%, due 01/01/17	7,579	0.0
414		6.000%, due 02/01/17	432	0.0
6,982		6.000%, due 02/01/17	7,256	0.0
670		6.000%, due 02/01/17	698	0.0
199		6.000%, due 03/01/17	208	0.0
7,457		6.000%, due 04/01/17	7,757	0.0
20,011		6.000%, due 04/01/17	21,033	0.0
13,702		6.000%, due 04/01/17	14,213	0.0
9,830		6.000%, due 04/01/17	10,262	0.0
19,576		6.000%, due 05/01/17	20,445	0.0
8,120		6.000%, due 05/01/17	8,464	0.0
6,660		6.000%, due 05/01/17	6,953	0.0
31,004		6.000%, due 05/01/17	32,288	0.0
32,186		6.000%, due 06/01/17	33,560	0.0
4,068		6.000%, due 06/01/17	4,240	0.0
2,002		6.000%, due 07/01/17	2,009	0.0
12,771		6.000%, due 07/01/17	13,332	0.0
10,067		6.000%, due 08/01/17	10,472	0.0
12,911		6.000%, due 08/01/17	13,513	0.0
13,337		6.000%, due 08/01/17	14,138	0.0
131,800		6.000%, due 09/01/17	138,650	0.0
41,402		6.000%, due 09/01/17	43,643	0.0
1,209		6.000%, due 10/01/17	1,267	0.0
35,258		6.000%, due 11/01/17	37,006	0.0
1,497		6.000%, due 02/01/18	1,576	0.0
33,988		6.000%, due 04/01/18	35,682	0.0
12,603		6.000%, due 09/01/18	13,319	0.0
14,058		6.000%, due 10/01/18	14,890	0.0
9,983		6.000%, due 11/01/18	10,551	0.0
80,238		6.000%, due 09/01/21	89,694	0.0
941,236		6.000%, due 06/01/22	1,047,443	0.0
86,637		6.000%, due 09/01/22	96,418	0.0
87,319		6.000%, due 10/01/22	97,198	0.0
165,846		6.000%, due 01/01/23	184,654	0.0
4,640		6.000%, due 03/01/24	5,231	0.0
1,690,837		6.000%, due 12/01/26	1,887,170	0.1
1,829,197		6.000%, due 08/01/27	2,041,310	0.1
1,695,735		6.000%, due 09/01/27	1,894,635	0.1
1,768,941		6.000%, due 10/01/27	1,978,618	0.1
3,597,431		6.000%, due 11/01/27	4,025,200	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
354,591		6.000%, due 11/01/28	$395,296	0.0
535,970		6.000%, due 07/25/29	589,344	0.0
1,260,626		6.000%, due 07/25/29	1,386,165	0.0
1,729		6.000%, due 04/01/31	1,926	0.0
1,026,507		6.000%, due 04/25/31	1,143,185	0.0
1,497		6.000%, due 01/01/32	1,667	0.0
3,766		6.000%, due 11/01/32	4,240	0.0
189,966		6.000%, due 01/01/33	213,950	0.0
1,959,028	^	6.000%, due 08/25/33	409,591	0.0
14,003		6.000%, due 09/01/33	15,763	0.0
3,837		6.000%, due 01/01/34	4,322	0.0
227,605		6.000%, due 08/01/34	253,724	0.0
59,648		6.000%, due 05/01/35	66,526	0.0
32,334		6.000%, due 07/01/35	36,365	0.0
41,123		6.000%, due 07/01/35	46,307	0.0
974		6.000%, due 10/01/35	1,085	0.0
254,230		6.000%, due 11/01/35	286,369	0.0
263,473		6.000%, due 12/01/35	293,472	0.0
262,786		6.000%, due 12/01/35	295,400	0.0
6,042		6.000%, due 12/01/35	6,733	0.0
15,823		6.000%, due 01/01/36	17,624	0.0
2,723		6.000%, due 02/01/36	3,033	0.0
145,266		6.000%, due 02/01/36	161,806	0.0
211,480		6.000%, due 02/01/36	237,145	0.0
150,974		6.000%, due 03/01/36	168,679	0.0
160,637		6.000%, due 03/01/36	180,563	0.0
96,857		6.000%, due 04/01/36	108,119	0.0
207,962		6.000%, due 04/01/36	232,576	0.0
88,009		6.000%, due 05/01/36	98,569	0.0
70,825		6.000%, due 05/01/36	79,250	0.0
3,803		6.000%, due 06/01/36	4,246	0.0
45,652		6.000%, due 07/01/36	50,856	0.0
458,152		6.000%, due 07/01/36	514,598	0.0
9,698		6.000%, due 07/01/36	10,807	0.0
36,578		6.000%, due 07/01/36	41,128	0.0
1,804,945		6.000%, due 08/01/36	2,017,118	0.1
126,266		6.000%, due 08/01/36	141,194	0.0
20,731		6.000%, due 08/01/36	23,165	0.0
22,569		6.000%, due 08/01/36	25,229	0.0
183,574		6.000%, due 08/01/36	205,258	0.0
91,505		6.000%, due 09/01/36	102,164	0.0
28,914		6.000%, due 09/01/36	32,206	0.0
88,335		6.000%, due 09/01/36	98,873	0.0
42,157		6.000%, due 09/01/36	46,957	0.0
230,165		6.000%, due 09/01/36	256,372	0.0
368,822		6.000%, due 09/01/36	410,815	0.0
99,509		6.000%, due 09/01/36	111,075	0.0
120,592		6.000%, due 09/01/36	136,062	0.0
354,746		6.000%, due 10/01/36	396,202	0.0
106,126		6.000%, due 10/01/36	118,304	0.0
77,313		6.000%, due 10/01/36	86,286	0.0
51,650		6.000%, due 10/01/36	57,531	0.0
37,488		6.000%, due 10/01/36	41,822	0.0
84,436		6.000%, due 11/01/36	94,187	0.0
89,182		6.000%, due 11/01/36	99,561	0.0
19,225		6.000%, due 11/01/36	21,414	0.0
46,187		6.000%, due 11/01/36	51,446	0.0
19,876		6.000%, due 12/01/36	22,194	0.0
260,619		6.000%, due 12/01/36	291,367	0.0
77,389		6.000%, due 12/01/36	86,208	0.0
10,906		6.000%, due 12/01/36	12,178	0.0
54,602		6.000%, due 12/01/36	60,819	0.0
24,562		6.000%, due 12/01/36	27,358	0.0
121,835		6.000%, due 12/01/36	135,707	0.0
5,493		6.000%, due 01/01/37	6,132	0.0
23,386		6.000%, due 01/01/37	26,025	0.0
191,874		6.000%, due 01/01/37	213,720	0.0
50,739		6.000%, due 01/01/37	56,590	0.0
61,331		6.000%, due 01/01/37	68,314	0.0
188,126		6.000%, due 01/01/37	209,826	0.0
117,345		6.000%, due 02/01/37	130,706	0.0
66,891		6.000%, due 02/01/37	74,507	0.0
454,145		6.000%, due 02/01/37	506,502	0.0
79,791		6.000%, due 02/01/37	89,206	0.0
427,940		6.000%, due 03/01/37	476,665	0.0
126,425		6.000%, due 03/01/37	140,820	0.0
49,154		6.000%, due 03/01/37	54,770	0.0
25,960		6.000%, due 03/01/37	28,966	0.0
4,489		6.000%, due 03/01/37	5,000	0.0
58,056		6.000%, due 04/01/37	64,674	0.0
7,317		6.000%, due 04/01/37	8,142	0.0
265,062		6.000%, due 04/01/37	295,815	0.0
3,048		6.000%, due 04/01/37	3,395	0.0
236,806		6.000%, due 04/01/37	263,987	0.0
2,465		6.000%, due 04/01/37	2,745	0.0
2,019		6.000%, due 04/01/37	2,245	0.0
38,409		6.000%, due 04/01/37	42,797	0.0
5,028		6.000%, due 04/01/37	5,601	0.0
14,490		6.000%, due 04/01/37	16,114	0.0
252,050		6.000%, due 04/01/37	281,222	0.0
612,603		6.000%, due 04/01/37	683,992	0.0
149,007		6.000%, due 04/01/37	165,972	0.0
11,028		6.000%, due 04/01/37	12,309	0.0
64,212		6.000%, due 04/01/37	71,523	0.0
11,764		6.000%, due 04/01/37	13,118	0.0
180,806		6.000%, due 04/01/37	201,711	0.0
87,397		6.000%, due 04/01/37	97,348	0.0
4,223		6.000%, due 05/01/37	4,703	0.0
208,371		6.000%, due 05/01/37	232,208	0.0
20,317		6.000%, due 05/01/37	22,643	0.0
116,181		6.000%, due 05/01/37	129,409	0.0
99,047		6.000%, due 05/01/37	110,325	0.0
57,413		6.000%, due 05/01/37	63,950	0.0
101,879		6.000%, due 05/01/37	113,648	0.0
33,721		6.000%, due 05/01/37	37,600	0.0
200,835		6.000%, due 05/01/37	223,531	0.0
26,895		6.000%, due 05/01/37	29,957	0.0
16,243		6.000%, due 06/01/37	18,092	0.0
86,857		6.000%, due 06/01/37	96,758	0.0
30,062		6.000%, due 06/01/37	33,493	0.0
6,455		6.000%, due 06/01/37	7,194	0.0
40,972		6.000%, due 06/01/37	45,755	0.0
20,691		6.000%, due 06/01/37	23,047	0.0
239,694		6.000%, due 06/01/37	268,209	0.0
14,446		6.000%, due 06/01/37	16,094	0.0
133,210		6.000%, due 06/01/37	148,377	0.0
52,154		6.000%, due 07/01/37	58,228	0.0
40,997		6.000%, due 07/01/37	45,692	0.0
177,954		6.000%, due 07/01/37	198,429	0.0
22,444		6.000%, due 07/01/37	25,001	0.0
81,949		6.000%, due 07/01/37	92,340	0.0
14,834		6.000%, due 07/01/37	16,531	0.0
73,600		6.000%, due 07/01/37	81,986	0.0
85,455		6.000%, due 07/01/37	95,328	0.0
61,936		6.000%, due 07/01/37	68,921	0.0
69,077		6.000%, due 07/01/37	77,062	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
376,126		6.000%, due 07/01/37	$419,309	0.0
240,516		6.000%, due 08/01/37	267,901	0.0
315,750		6.000%, due 08/01/37	352,274	0.0
149,959		6.000%, due 08/01/37	167,033	0.0
53,046		6.000%, due 08/01/37	59,102	0.0
93,578		6.000%, due 08/01/37	104,233	0.0
82,674		6.000%, due 08/01/37	92,104	0.0
275,188		6.000%, due 08/01/37	306,521	0.0
46,996		6.000%, due 08/01/37	52,350	0.0
1,600,209		6.000%, due 09/01/37	1,784,452	0.1
75,445		6.000%, due 09/01/37	83,906	0.0
83,702		6.000%, due 09/01/37	93,232	0.0
24,160		6.000%, due 09/01/37	26,929	0.0
7,118		6.000%, due 09/01/37	7,928	0.0
99,956		6.000%, due 09/01/37	111,787	0.0
227,598		6.000%, due 09/01/37	253,512	0.0
29,149		6.000%, due 10/01/37	32,469	0.0
19,610		6.000%, due 10/01/37	21,843	0.0
363,491		6.000%, due 11/01/37	404,878	0.0
6,550		6.000%, due 11/01/37	7,297	0.0
215,145		6.000%, due 11/01/37	240,136	0.0
60,117		6.000%, due 12/01/37	66,961	0.0
237,584		6.000%, due 12/01/37	264,830	0.0
270,016		6.000%, due 12/01/37	303,191	0.0
161,497		6.000%, due 12/01/37	180,161	0.0
36,962		6.000%, due 12/01/37	41,197	0.0
1,656,423		6.000%, due 01/01/38	1,869,343	0.1
571,165		6.000%, due 02/01/38	636,275	0.0
642,545		6.000%, due 02/01/38	717,449	0.0
204,017		6.000%, due 02/01/38	227,246	0.0
75,291		6.000%, due 03/01/38	83,864	0.0
74,557		6.000%, due 03/01/38	83,046	0.0
23,599		6.000%, due 05/01/38	26,307	0.0
407,241		6.000%, due 05/01/38	453,609	0.0
5,461		6.000%, due 06/01/38	6,086	0.0
278,663		6.000%, due 07/01/38	310,392	0.0
97,341		6.000%, due 07/01/38	108,457	0.0
2,503		6.000%, due 08/01/38	2,788	0.0
41,963		6.000%, due 09/01/38	46,848	0.0
149,807		6.000%, due 09/01/38	167,126	0.0
71,032		6.000%, due 09/01/38	79,120	0.0
40,344		6.000%, due 09/01/38	44,938	0.0
59,649		6.000%, due 10/01/38	66,441	0.0
67,703		6.000%, due 10/01/38	75,655	0.0
6,617		6.000%, due 10/01/38	7,370	0.0
6,943		6.000%, due 10/01/38	7,734	0.0
3,419		6.000%, due 11/01/38	3,809	0.0
6,499		6.000%, due 11/01/38	7,239	0.0
370,949		6.000%, due 12/01/38	414,331	0.0
287,875		6.000%, due 12/01/38	322,244	0.0
366,399		6.000%, due 12/01/39	408,943	0.0
2,503,011		6.000%, due 02/01/40	2,788,002	0.1
327,842		6.000%, due 09/01/40	367,031	0.0
1,226,932		6.000%, due 10/01/40	1,366,895	0.0
1,802,518		6.000%, due 05/01/41	2,009,717	0.1
7,933,069	^	6.296%, due 02/25/42	1,567,632	0.0
36		6.500%, due 11/01/15	37	0.0
8,312		6.500%, due 09/01/16	8,612	0.0
1,829		6.500%, due 02/01/17	1,919	0.0
2,013		6.500%, due 02/01/17	2,021	0.0
2,566		6.500%, due 02/01/17	2,677	0.0
963		6.500%, due 03/01/17	1,003	0.0
13,321		6.500%, due 04/01/17	13,870	0.0
13,326		6.500%, due 04/01/27	14,977	0.0
15,091		6.500%, due 02/01/28	16,956	0.0
231		6.500%, due 06/01/29	260	0.0
28,067		6.500%, due 01/01/32	31,538	0.0
31,794		6.500%, due 04/01/32	36,010	0.0
24,823		6.500%, due 09/01/32	27,912	0.0
49,481		6.500%, due 10/01/32	55,515	0.0
56,373		6.500%, due 10/01/32	63,276	0.0
18,937		6.500%, due 03/01/38	21,308	0.0
1,198,205		6.500%, due 06/17/38	1,231,087	0.0
2,787,298	^	6.546%, due 08/25/26	399,646	0.0
9,279,479	^	6.586%, due 01/25/37	1,529,283	0.0
23,052,573	^	6.596%, due 10/25/35	4,049,807	0.1
4,006		7.000%, due 08/01/25	4,458	0.0
1,866		7.000%, due 11/01/25	1,921	0.0
1,899		7.000%, due 12/01/25	1,971	0.0
15,486		7.000%, due 12/01/25	16,697	0.0
20,308		7.000%, due 02/01/26	20,646	0.0
5,802		7.000%, due 02/01/26	6,353	0.0
5,813		7.000%, due 03/01/26	6,055	0.0
11,510		7.000%, due 03/01/26	11,695	0.0
14,808		7.000%, due 03/01/26	16,449	0.0
24,264		7.000%, due 03/01/26	26,849	0.0
2,544		7.000%, due 12/01/27	2,836	0.0
19,254		7.000%, due 06/01/31	19,943	0.0
974,952		7.000%, due 03/01/38	1,125,503	0.0
1,208,673		7.000%, due 04/01/38	1,419,814	0.0
3,294		7.500%, due 11/01/29	3,727	0.0
22,296		7.500%, due 10/01/30	24,434	0.0
60,158		7.500%, due 11/01/30	64,140	0.0
26,987		7.500%, due 09/01/31	32,450	0.0
38,165		10.000%, due 02/25/19	42,308	0.0
2,003,569		15.114%, due 03/25/38	2,414,564	0.1
224,874		23.383%, due 07/25/35	243,250	0.0
747,623		24.547%, due 01/25/35	1,022,847	0.0
196,296		27.983%, due 02/25/34	278,995	0.0
678,813		32.679%, due 11/25/36	1,110,818	0.0
			732,866,112	15.0

		Government National Mortgage Association: 1.9%
175,761		1.625%, due 01/20/27	182,869	0.0
215,553		1.625%, due 08/20/27	223,790	0.0
44,959		1.625%, due 04/20/28	46,808	0.0
156,361		1.625%, due 10/20/29	163,140	0.0
26,085		1.625%, due 12/20/29	27,216	0.0
1,015,509		1.625%, due 02/20/30	1,060,842	0.0
8,631,000		3.000%, due 04/01/43	8,489,397	0.2
15,385,851	^	4.000%, due 08/16/26	2,042,604	0.1
3,387,467		4.000%, due 11/20/40	3,567,261	0.1
1,721,295		4.000%, due 10/20/41	1,793,022	0.0
1,956,669		4.000%, due 10/20/42	2,059,555	0.1
12,153,771	^	4.500%, due 12/20/37	1,522,889	0.0
6,212,299		4.500%, due 05/20/39	6,714,340	0.2
2,000,000		4.500%, due 05/20/39	2,147,331	0.1
6,565,465	^	4.500%, due 05/20/40	1,160,201	0.0
5,199,449		4.500%, due 08/20/41	5,620,411	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
3,044,481		4.750%, due 05/20/39	$3,268,191	0.1
26,378		5.000%, due 11/15/35	29,154	0.0
32,355		5.000%, due 11/15/35	35,704	0.0
21,131		5.000%, due 11/15/35	23,270	0.0
46,171		5.000%, due 11/15/35	50,813	0.0
1,022,199		5.000%, due 03/15/38	1,120,171	0.0
35,849		5.000%, due 06/15/38	39,282	0.0
12,060		5.000%, due 07/15/38	13,215	0.0
12,023		5.000%, due 09/15/38	13,175	0.0
2,664,967		5.000%, due 12/15/38	2,918,835	0.1
5,150,056		5.000%, due 01/15/39	5,641,807	0.1
713,331		5.000%, due 01/15/39	781,405	0.0
593,717		5.000%, due 02/15/39	649,594	0.0
239,700		5.000%, due 02/15/39	262,703	0.0
839,774		5.000%, due 03/15/39	919,846	0.0
599,666		5.000%, due 03/15/39	657,078	0.0
17,179		5.000%, due 03/15/39	18,825	0.0
910,255		5.000%, due 05/15/39	995,764	0.0
6,332		5.000%, due 05/15/39	6,934	0.0
294,141		5.000%, due 05/15/39	321,925	0.0
8,653,957	^	5.000%, due 06/16/39	151,472	0.0
536,488		5.000%, due 07/15/39	588,372	0.0
38,531		5.000%, due 11/15/39	42,318	0.0
4,621,936	^	5.000%, due 11/20/39	869,663	0.0
9,773,445	^	5.000%, due 03/20/40	1,825,808	0.1
8,134		5.000%, due 04/15/40	8,938	0.0
955,251		5.000%, due 09/15/40	1,047,945	0.0
314,817		5.000%, due 10/15/40	345,016	0.0
5,768,382	^	5.000%, due 10/20/40	997,072	0.0
544,176		5.000%, due 05/15/42	596,079	0.0
4,220,437		5.140%, due 10/20/60	4,671,623	0.1
2,657,627		5.288%, due 10/20/60	2,967,659	0.1
2,555,293		5.500%, due 09/15/39	2,853,386	0.1
1,531,689		5.500%, due 03/20/60	1,702,788	0.0
10,105,410	^	5.693%, due 06/20/40	1,637,412	0.0
8,244,283	^	6.043%, due 06/20/38	862,814	0.0
13,550,112	^	6.043%, due 04/20/39	1,926,999	0.1
9,289,914	^	6.143%, due 05/20/39	998,256	0.0
6,630,366	^	6.243%, due 04/20/38	926,086	0.0
4,413,086	^	6.345%, due 05/16/38	754,814	0.0
12,130,166	^	6.345%, due 01/16/39	2,100,181	0.1
17,542,397	^	6.463%, due 08/20/40	3,582,598	0.1
8,103,210	^	6.495%, due 09/16/40	1,486,593	0.0
3,395,882	^	6.615%, due 02/16/35	590,530	0.0
8,246,865	^	6.843%, due 04/20/36	906,274	0.0
237,993		7.000%, due 05/16/32	269,187	0.0
1,143,776		21.540%, due 03/20/37	1,638,165	0.0
714,449		24.732%, due 04/16/37	989,330	0.0
			91,926,745	1.9

	Total U.S. Government Agency Obligations
	(Cost $1,322,283,720)		1,349,212,064	27.7

U.S. TREASURY OBLIGATIONS: 13.5%
		U.S. Treasury Bonds: 3.8%
160,738,000		3.750%, due 11/15/43	166,439,216	3.4
15,000,000		5.000%, due 05/15/37	18,839,070	0.4
			185,278,286	3.8

		U.S. Treasury Notes: 9.7%
13,970,000		0.125%, due 04/30/15	13,968,366	0.3
23,300,000		0.250%, due 02/29/16	23,239,933	0.5
96,954,000		0.375%, due 03/31/16	96,859,276	2.0
84,856,000		0.750%, due 03/15/17	84,554,337	1.7
1,490,000		0.875%, due 09/15/16	1,498,556	0.0
10,000		1.125%, due 04/30/20	9,452	0.0
15,500,000		1.250%, due 11/30/18	15,234,810	0.3
2,909,000		1.375%, due 09/30/18	2,884,113	0.1
24,400,000		1.500%, due 12/31/18	24,225,589	0.5
7,300,000		1.500%, due 02/28/19	7,229,854	0.2
48,341,000		1.625%, due 03/31/19	48,112,492	1.0
39,206,000		2.250%, due 03/31/21	39,187,061	0.8
114,203,000		2.750%, due 02/15/24	114,479,600	2.3
			471,483,439	9.7

	Total U.S. Treasury Obligations
	(Cost $654,426,028)		656,761,725	13.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: –%
		Consumer Discretionary: –%
192,000	X	General Motors Co.	–	–

	Total Common Stock
	(Cost $0)		–	–

PREFERRED STOCK: 0.0%
		Financials: 0.0%
1,500	#,P	Ally Financial, Inc.	1,489,031	0.0

	Total Preferred Stock
	(Cost $1,443,750)		1,489,031	0.0

INVESTMENT COMPANIES: 8.5%
		Affiliated Investment Companies: 8.5%
6,163,706		Voya Emerging Markets Corporate Debt Fund - Class P	60,527,596	1.2
13,075,746		Voya Emerging Markets Hard Currency Sovereign Debt Fund - Class P	124,088,834	2.6
6,803,012		Voya Emerging Markets Local Currency Debt Fund - Class P	59,730,446	1.2
1,062,876		Voya Floating Rate Fund - Class P	10,851,962	0.2
8,597,771		Voya High Yield Bond Fund - Class P	72,909,097	1.5

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: (continued)
	Affiliated Investment Companies: (continued)
8,071,975	Voya Investment Grade Credit Fund - Class P	$87,096,607	1.8

	Total Investment Companies
	(Cost $428,365,985)	415,204,542	8.5

	Total Long-Term Investments
	(Cost $4,840,190,591)	4,911,304,475	100.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Commercial Paper: 1.9%
4,399,000	American Elec, 0.230%, 04/11/14	4,398,691	0.1
18,000,000	Autozone Disc, 0.220%, 04/16/14	17,998,240	0.4
1,300,000	Dominion Res Inc, 0.220%, 04/22/14	1,299,825	0.0
4,000,000	Kellogg Co. Disc, 0.280%, 05/23/14	3,998,332	0.1
5,650,000	Kroger Co Disc, 0.180%, 04/01/14	5,649,972	0.1
4,983,000	Mondelez Int CP, 0.380%, 09/05/14	4,974,678	0.1
10,000,000	Mondelez Intl, 0.430%, 10/15/14	9,976,500	0.2
5,000,000	Time Warner, 0.300%, 05/20/14	4,997,916	0.1
30,250,000	VW Credit Inc CP, 0.180%, 04/02/14	30,249,698	0.6
10,400,000	VW Disc, 0.190%, 04/04/14	10,399,781	0.2
		93,943,633	1.9

	U.S. Treasury Bills: 0.1%
1,886,000	United States Treasury Bill, 0.030%, 07/31/14
	(Cost $1,884,886)	1,885,762	0.1

	Securities Lending Collateralcc(1): 0.5%
5,660,634	Bank of Nova Scotia, Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $5,660,645, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-6.500%, Market Value plus accrued interest $5,773,858, due 01/31/16-11/01/43)	5,660,634	0.1
5,915,570	Citigroup, Inc., Repurchase Agreement dated 03/31/14, 0.09%, due 04/01/14 (Repurchase Amount $5,915,585, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.625%, Market Value plus accrued interest $6,033,881, due 04/03/14-02/15/41)	5,915,570	0.1
5,915,570	Daiwa Capital Markets, Repurchase Agreement dated 03/31/14, 0.12%, due 04/01/14 (Repurchase Amount $5,915,589, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $6,033,881, due 03/27/17-03/01/48)	5,915,570	0.1
1,500,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/14, 0.07%, due 04/01/14 (Repurchase Amount $1,500,003, collateralized by various U.S. Government Securities, 0.750%, Market Value plus accrued interest $1,530,000, due 06/30/17)	1,500,000	0.1
5,915,570	Nomura Securities, Repurchase Agreement dated 03/31/14, 0.10%, due 04/01/14 (Repurchase Amount $5,915,586, collateralized by various U.S. Government Agency Obligations, 0.000%-6.036%, Market Value plus accrued interest $6,033,881, due 04/01/14-05/01/47)	5,915,570	0.1
		24,907,344	0.5

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
78,582,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $78,582,000)	$78,582,000	1.6

	Total Short-Term Investments
	(Cost $199,317,863)	199,318,739	4.1

	Total Investments in Securities (Cost $5,039,508,454)	$5,110,623,214	104.8
	Liabilities in Excess of Other Assets	(235,183,224)	(4.8)
	Net Assets	$4,875,439,990	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at March 31, 2014.
±	Defaulted security
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $5,040,508,308.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$115,454,351
Gross Unrealized Depreciation	(45,339,445)
Net Unrealized Appreciation	$70,114,906

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Total Common Stock	–	–	–	–
Preferred Stock	–	1,489,031	–	1,489,031
Corporate Bonds/Notes	–	1,205,061,137	–	1,205,061,137
Collateralized Mortgage Obligations	–	745,192,481	4,725,201	749,917,682
Short-Term Investments	78,582,000	120,736,739	–	199,318,739
U.S. Treasury Obligations	–	656,761,725	–	656,761,725
Investment Companies	415,204,542	–	–	415,204,542
Foreign Government Bonds	–	17,407,126	–	17,407,126
U.S. Government Agency Obligations	–	1,349,212,064	–	1,349,212,064
Asset-Backed Securities	–	512,530,694	3,720,474	516,251,168
Total Investments, at fair value	$493,786,542	$4,608,390,997	$8,445,675	$5,110,623,214
Other Financial Instruments+
Forward Foreign Currency Contracts	–	588,208	–	588,208
Futures	1,054,706	–	–	1,054,706
Total Assets	$494,841,248	$4,608,979,205	$8,445,675	$5,112,266,128
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,543,955)	$–	$(1,543,955)
Futures	(2,868,739)	–	–	(2,868,739)
OTC Swaps	–	(7,436,953)	–	(7,436,953)
Total Liabilities	$(2,868,739)	$(8,980,908)	$–	$(11,849,647)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$42,258,565	$17,517,229	$-	$751,802	$60,527,596	$503,985	$-	$-
Voya Emerging Markets Hard Currency Sovereign Debt Fund - Class P	99,206,835	23,332,076	-	1,549,923	124,088,834	1,340,552	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	49,180,846	11,545,532	-	(995,932)	59,730,446	261,696	-	-
Voya Floating Rate Fund - Class P	10,751,857	121,287	-	(21,182)	10,851,962	121,286	-	-
Voya High Yield Bond Fund - Class P	28,819,586	43,051,241	-	1,038,270	72,909,097	701,386	-	-
Voya Investment Grade Credit Fund - Class P	47,699,100	37,758,517	-	1,638,990	87,096,607	612,067	-	-
	$277,916,789	$133,325,882	$-	$3,961,871	$415,204,542	$3,540,972	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	64,104,939	Buy	05/09/14	$88,360,773	$88,307,693	$(53,080)
Barclays Bank PLC	South Korean Won	1,305,178,470	Buy	05/09/14	1,197,741	1,226,215	28,474
Credit Suisse Group AG	Singapore Dollar	960,891	Buy	05/09/14	753,497	763,899	10,402
Deutsche Bank AG	EU Euro	2,653,692	Buy	05/09/14	3,586,664	3,655,591	68,927
Deutsche Bank AG	Czech Koruna	15,217,477	Buy	06/06/14	768,016	763,979	(4,037)
							$50,686

Barclays Bank PLC	Indonesian Rupiah	52,884,352,940	Sell	05/09/14	$4,279,362	$4,687,140	$(407,778)
Barclays Bank PLC	South African Rand	47,731,665	Sell	06/06/14	4,348,532	4,487,785	(139,253)
Barclays Bank PLC	Russian Ruble	186,156,369	Sell	06/06/14	5,098,778	5,214,473	(115,695)
Barclays Bank PLC	Polish Zloty	11,484,194	Sell	06/06/14	3,785,353	3,782,060	3,293
Citigroup, Inc.	Thai Baht	117,833,548	Sell	05/09/14	3,538,789	3,626,374	(87,585)
Credit Suisse Group AG	Chilean Peso	200,893,440	Sell	06/06/14	356,827	363,864	(7,037)
Credit Suisse Group AG	Turkish Lira	9,829,816	Sell	06/06/14	4,327,456	4,504,741	(177,285)
Credit Suisse Group AG	Romanian New Leu	1,951,487	Sell	06/06/14	594,150	600,326	(6,176)
Deutsche Bank AG	EU Euro	26,036,485	Sell	05/09/14	36,084,095	35,866,534	217,561
Deutsche Bank AG	Malaysian Ringgit	16,820,052	Sell	05/09/14	5,000,015	5,158,251	(158,236)
Deutsche Bank AG	Philippine Peso	25,044,644	Sell	05/09/14	548,743	559,400	(10,657)
Deutsche Bank AG	Brazilian Real	8,247,104	Sell	06/06/14	3,449,949	3,572,372	(122,423)
Deutsche Bank AG	Mexican Peso	65,707,552	Sell	06/06/14	4,932,814	5,007,393	(74,579)
Deutsche Bank AG	Hungarian Forint	720,846,235	Sell	06/06/14	3,186,061	3,219,639	(33,578)
HSBC	Indian Rupee	45,436,038	Sell	05/09/14	710,493	751,609	(41,116)

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	Peruvian Nuevo Sol	5,461,503	Sell	06/06/14	$1,923,742	$1,926,103	$(2,361)
HSBC	Colombian Peso	5,539,002,950	Sell	06/06/14	2,691,855	2,794,920	(103,065)
JPMorgan Chase & Co.	EU Euro	32,118,598	Sell	05/09/14	44,504,493	44,244,942	259,551
Credit Suisse Group AG	Mexican Peso	10,520	Sell	06/06/14	788	802	(14)
							$(1,006,433)

Voya Intermediate Bond Portfolio Open Futures Contracts on March 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	2,083	06/30/14	$457,348,688	$(720,371)
U.S. Treasury 5-Year Note	1,143	06/30/14	135,963,428	(831,881)
U.S. Treasury Long Bond	642	06/19/14	85,526,437	523,380
			$678,838,553	$(1,028,872)
Short Contracts
U.S. Treasury 10-Year Note	(983)	06/30/14	(121,400,500)	531,326
U.S. Treasury Ultra Long Bond	(781)	06/19/14	(112,830,094)	(1,316,487)
			$(234,230,594)	$(785,161)

Voya Intermediate Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2014:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	63,000,000	$(4,667,497)	$(4,525,101)	$(142,396)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	12,000,000	(889,047)	(865,032)	(24,015)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	10,934,000	(810,070)	(773,847)	(36,223)
HSBC	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	14,447,000	(1,070,339)	(1,026,256)	(44,083)
							$(7,436,953)	$(7,190,236)	$(246,717)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of March 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$588,208
Interest rate contracts	Futures contracts	1,054,706
Total Asset Derivatives		$1,642,914

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,543,955
Interest rate contracts	Futures contracts	2,868,739
Credit contracts	Credit default swaps	7,436,953
Total Liability Derivatives		$11,849,647

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	HSBC	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$31,767	$-	$10,402	$286,488	$-	$259,551	$588,208
Total Assets	$31,767	$-	$10,402	$286,488	$-	$259,551	$588,208

Liabilities:
Forward foreign currency contracts	$715,806	$87,585	$190,512	$403,510	$146,542	$-	$1,543,955
Credit default swaps	-	4,667,497	-	1,699,117	1,070,339	-	7,436,953
Total Liabilities	$715,806	$4,755,082	$190,512	$2,102,627	$1,216,881	$-	$8,980,908

Net OTC derivative instruments by counterparty, at fair value	$(684,039)	$(4,755,082)	$(180,110)	$(1,816,139)	$(1,216,881)	$259,551	$(8,392,700)

Total collateral pledged by the Portfolio/(Received from counterparty)	$520,000	$4,569,000	$-	$1,600,000	$940,000	$-	$7,629,000

Net Exposure(1)	$(164,039)	$(186,082)	$(180,110)	$(216,139)	$(276,881)	$259,551	$(763,700)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Intermediate Bond Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2014